UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-21141

                      (Investment Company Act File Number)


                                   MDT  Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                                   MDT Funds
                            125 Cambridge Park Drive
                              Cambridge, MA 02140


                                 (617) 234-2200
                        (Registrant's Telephone Number)


                                  John Sherman
                            125 Cambridge Park Drive
                              Cambridge, MA  02140
                     (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  7/31/07


               Date of Reporting Period:  Quarter ended 10/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




MDT ALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

 SHARES                                                                         VALUE
               COMMON STOCKS--98.3%
               AEROSPACE & DEFENSE--4.0%
    65,300     Boeing Co.                                               $   5,214,858
     5,400     General Dynamics Corp.                                         383,940
     2,600     Goodrich (B.F.) Co.                                            114,634
    56,800     Honeywell International, Inc.                                2,392,416
    22,900     Raytheon Co.                                                 1,143,855
    11,000     Rockwell Collins, Inc.                                         638,880
     7,900     United Technologies Corp.                                      519,188
                  TOTAL                                                    10,407,771
               AIRLINES--0.1%
    11,500     Southwest Airlines Co.                                         172,845
               BEVERAGES--0.1%
     8,400   1 Hansen Natural Corp.                                           266,700
               BIOTECHNOLOGY--1.5%
     6,500   1 Celgene Corp.                                                  347,360
     4,700   1 Cephalon, Inc.                                                 329,846
    24,100   1 Genentech, Inc.                                              2,007,530
    17,100   1 Gilead Sciences, Inc.                                        1,178,190
                  TOTAL                                                     3,862,926
               CAPITAL MARKETS--8.6%
     2,700   1 Affiliated Managers Group, Inc.                                270,378
    14,500     Bear Stearns Cos., Inc.                                      2,194,575
    84,600     Merrill Lynch & Co., Inc.                                    7,395,732
   157,300     Morgan Stanley                                              12,022,439
     4,700     optionsXpress Holdings, Inc.                                   146,076
                  TOTAL                                                    22,029,200
               CHEMICALS--1.0%
    51,000     Dow Chemical Co.                                             2,080,290
     7,200     Du Pont (E.I.) de Nemours & Co.                                329,760
     3,400   1 FMC Corp.                                                      233,070
         1     Tronox, Inc., Class B                                               13
                  TOTAL                                                     2,643,133
               COMMERCIAL BANKS--3.2%
    30,400     Comerica, Inc.                                               1,768,976
    15,400     Fifth Third Bancorp                                            613,690
     3,200     Huntington Bancshares, Inc.                                     78,112
    44,013     KeyCorp                                                      1,634,643
     6,800     M & T Bank Corp.                                               828,308
    42,500     National City Corp.                                          1,583,125
    15,400     SunTrust Banks, Inc.                                         1,216,446
     9,200     UnionBanCal Corp.                                              529,736
                  TOTAL                                                     8,253,036
               COMMERCIAL SERVICES & SUPPLIES--0.7%
    11,100     Cintas Corp.                                                   459,540
     1,200     Corporate Executive Board Co.                                  107,784
     3,200   1 Dun & Bradstreet Corp.                                         247,168
     5,800     Republic Services, Inc.                                        237,858
    17,400     Robert Half International, Inc.                                635,970
                  TOTAL                                                     1,688,320
               COMMUNICATIONS EQUIPMENT--0.1%
     6,700   1 Comverse Technology, Inc.                                      145,859
               COMPUTERS & PERIPHERALS--1.5%
    47,700   1 Apple Computer, Inc.                                         3,867,516
               CONSTRUCTION MATERIALS--0.2%
     1,700     Texas Industries, Inc.                                         105,570
     5,700     Vulcan Materials Co.                                           464,436
                  TOTAL                                                       570,006
               CONSUMER FINANCE--0.5%
    21,400   1 AmeriCredit Corp.                                              547,198
     9,500   1 First Marblehead Corp.                                         640,775
                  TOTAL                                                     1,187,973
               CONTAINERS & PACKAGING--0.3%
     3,200     Sealed Air Corp.                                               190,464
    15,600     Temple-Inland, Inc.                                            615,264
                  TOTAL                                                       805,728
               DIVERSIFIED CONSUMER SERVICES--0.1%
     3,500   1 ITT Educational Services, Inc.                                 241,325
               DIVERSIFIED FINANCIAL SERVICES--2.2%
    32,100     CIT Group, Inc.                                              1,670,805
     1,500     Chicago Mercantile Exchange Holdings, Inc.                     751,500
    42,400     J.P. Morgan Chase & Co.                                      2,011,456
    17,400     Moody's Corp.                                                1,153,620
                  TOTAL                                                     5,587,381
               ELECTRIC UTILITIES--0.3%
     3,300   1 Allegheny Energy, Inc.                                         141,999
     3,700     DPL, Inc.                                                      106,264
    13,600     Edison International                                           604,384
                  TOTAL                                                       852,647
               ELECTRICAL EQUIPMENT--0.5%
     3,200     Emerson Electric Co.                                           270,080
    13,000     Rockwell Automation, Inc.                                      806,000
     2,100     Roper Industries, Inc.                                         100,485
                  TOTAL                                                     1,176,565
               ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
     4,700     Amphenol Corp., Class A                                        319,130
    16,000   1 Ingram Micro, Inc., Class A                                    329,760
     5,100     Technitrol, Inc.                                               128,622
                  TOTAL                                                       777,512
               ENERGY EQUIPMENT & SERVICES--6.5%
    47,100     Baker Hughes, Inc.                                           3,252,255
    11,500   1 Cameron International Corp.                                    576,150
     8,700   1 FMC Technologies, Inc.                                         525,915
     2,700   1 National-Oilwell, Inc.                                         163,080
     6,200   1 Oceaneering International, Inc.                                223,138
    16,200     Patterson-UTI Energy, Inc.                                     375,840
   176,800     Schlumberger Ltd.                                           11,152,544
     4,900   1 Superior Energy Services, Inc.                                 153,370
     6,000   1 Unit Corp.                                                     278,340
                  TOTAL                                                    16,700,632
               FOOD & STAPLES RETAILING--0.1%
     4,700     Longs Drug Stores Corp.                                        202,288
               FOOD PRODUCTS--0.9%
     5,400   1 Dean Foods Co.                                                 226,206
    12,000     H.J. Heinz Co.                                                 505,920
    23,800     Kellogg Co.                                                  1,197,378
     9,600     Kraft Foods, Inc., Class A                                     330,240
                  TOTAL                                                     2,259,744
               GAS UTILITIES--0.1%
     6,900     Energen Corp.                                                  295,458
               HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
     2,300     Mentor Corp.                                                   107,640
               HEALTH CARE PROVIDERS & SERVICES--2.7%
    33,600     Cardinal Health, Inc.                                        2,199,120
    17,100     Caremark Rx, Inc.                                              841,833
    12,000   1 DaVita, Inc.                                                   667,560
     6,600   1 Express Scripts, Inc., Class A                                 420,552
     6,800     Health Management Association, Class A                         133,960
     7,000   1 Laboratory Corp. of America Holdings                           479,430
     2,900   1 VCA Antech, Inc.                                                93,873
    28,200   1 Wellpoint, Inc.                                              2,152,224
                  TOTAL                                                     6,988,552
               HEALTH CARE TECHNOLOGY--0.2%
    24,200   1 Emdeon Corp.                                                   281,930
     9,900     IMS Health, Inc.                                               275,715
                  TOTAL                                                       557,645
               HOTELS, RESTAURANTS & LEISURE--1.5%
    12,200     International Game Technology                                  518,622
     3,000   1 Life Time Fitness, Inc.                                        154,590
    52,100   1 Starbucks Corp.                                              1,966,775
    21,700     Yum! Brands, Inc.                                            1,290,282
                  TOTAL                                                     3,930,269
               HOUSEHOLD DURABLES--1.6%
     4,500     Beazer Homes USA, Inc.                                         195,030
    17,500     Centex Corp.                                                   915,250
    13,000     KB Home                                                        584,220
     3,700   1 Meritage Corp.                                                 169,386
    35,200     Pulte Homes, Inc.                                            1,090,848
     6,500     Ryland Group, Inc.                                             298,545
     7,500     Standard Pacific Corp.                                         181,725
    18,100   1 Toll Brothers, Inc.                                            523,271
     3,900   1 WCI Communities, Inc.                                           62,868
                  TOTAL                                                     4,021,143
               HOUSEHOLD PRODUCTS--0.9%
    36,700     Kimberly-Clark Corp.                                         2,441,284
               IT SERVICES--0.8%
    16,200     Automatic Data Processing, Inc.                                800,928
    14,100   1 Cognizant Technology Solutions Corp.                         1,061,448
     6,100   1 Fiserv, Inc.                                                   301,340
                  TOTAL                                                     2,163,716
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
     7,300   1 AES Corp.                                                      160,527
               INDUSTRIAL CONGLOMERATES--4.4%
   326,200     General Electric Co.                                        11,452,882
               INSURANCE--17.5%
    97,950     Allstate Corp.                                               6,010,212
    20,200     Ambac Financial Group, Inc.                                  1,686,498
    11,400     American Financial Group, Inc.                                 545,604
   167,000     American International Group, Inc.                          11,217,390
    17,800     Assurant, Inc.                                                 937,348
    27,700     Berkley, W. R. Corp.                                         1,021,022
    10,800   1 CNA Financial Corp.                                            404,460
    55,000     Chubb Corp.                                                  2,923,250
     8,400     Commerce Group, Inc.                                           248,640
     6,200   1 Hanover Insurance Group, Inc.                                  281,170
    20,500     Hartford Financial Services Group, Inc.                      1,786,985
     2,900     LandAmerica Financial Group, Inc.                              182,961
    21,200     MBIA Insurance Corp.                                         1,314,824
   120,700     MetLife, Inc.                                                6,895,591
     7,200     Nationwide Financial Services, Inc., Class A                   366,624
     4,300     Ohio Casualty Corp.                                            117,949
    19,900     Progressive Corp., OH                                          480,983
     5,600     Prudential Financial, Inc.                                     430,808
    14,800     Radian Group, Inc.                                             788,840
     7,900     Reinsurance Group of America, Inc.                             445,560
    17,100     SAFECO Corp.                                                   995,049
     1,900     Safety Insurance Group, Inc.                                    95,019
     4,700     StanCorp Financial Group, Inc.                                 214,743
   101,800     The St. Paul Travelers Cos., Inc.                            5,205,034
     8,500     Torchmark Corp.                                                524,280
                  TOTAL                                                    45,120,844
               INTERNET & CATALOG RETAIL--0.4%
    12,350   1 Coldwater Creek, Inc.                                          376,551
    15,400   1 IAC Interactive Corp.                                          477,092
     1,800   1 Nutri/System, Inc.                                             111,024
                  TOTAL                                                       964,667
               LEISURE EQUIPMENT & PRODUCTS--0.1%
     8,500     Brunswick Corp.                                                267,750
               LIFE SCIENCES TOOLS & SERVICES--0.4%
    11,100     Applera Corp.                                                  414,030
     5,000   1 Charles River Laboratories International, Inc.                 214,600
     6,800   1 Waters Corp.                                                   338,640
                  TOTAL                                                       967,270
               MACHINERY--1.5%
     5,200     Briggs & Stratton Corp.                                        132,548
    12,900     Danaher Corp.                                                  925,833
    30,400     Deere & Co.                                                  2,587,952
     6,800     Dover Corp.                                                    323,000
                  TOTAL                                                     3,969,333
               MARINE--0.0%
       600   1 American Commercial Lines, Inc.                                 38,490
               MEDIA--6.0%
    25,200     Clear Channel Communications, Inc.                             878,220
   166,800   1 Comcast Corp., Class A                                       6,783,756
    17,600   1 Discovery Holding Co., Class A                                 261,184
    19,800     McGraw-Hill Cos., Inc.                                       1,270,566
    12,400     Omnicom Group, Inc.                                          1,257,980
   197,462     Time Warner, Inc.                                            3,951,215
    28,000   1 Viacom, Inc., Class B                                        1,089,760
                  TOTAL                                                    15,492,681
               METALS & MINING--1.2%
    30,800     Alcoa, Inc.                                                    890,428
     7,200   1 Chaparral Steel Co.                                            299,448
     7,100     Cleveland Cliffs, Inc.                                         300,259
    14,500     Commercial Metals Corp.                                        385,845
    13,700     United States Steel Corp.                                      926,120
    11,100     Worthington Industries, Inc.                                   191,808
                  TOTAL                                                     2,993,908
               MULTI-UTILITIES--0.6%
    21,600     P G & E Corp.                                                  931,824
     3,200     SCANA Corp.                                                    127,872
     7,500     Sempra Energy                                                  397,800
                  TOTAL                                                     1,457,496
               MULTILINE RETAIL--1.6%
    28,800     Dollar General Corp.                                           404,064
    64,300     Target Corp.                                                 3,805,274
                  TOTAL                                                     4,209,338
               OIL, GAS & CONSUMABLE FUELS--13.0%
    52,800     Anadarko Petroleum Corp.                                     2,450,976
    60,100     Apache Corp.                                                 3,925,732
     4,200   1 Bill Barrett Corp.                                             119,826
   171,700     Chevron Corp.                                               11,538,240
     4,200     ConocoPhillips                                                 253,008
    62,100     Devon Energy Corp.                                           4,150,764
     8,600   1 Forest Oil Corp.                                               280,704
     4,400   1 General Maritime Corp.                                         160,776
    48,800     Hess Corp.                                                   2,069,120
    66,100     Marathon Oil Corp.                                           5,711,040
     6,500     OMI Corp.                                                      145,080
     5,700     Overseas Shipholding Group, Inc.                               356,535
    15,600     Pioneer Natural Resources, Inc.                                635,388
     7,200     Pogo Producing Co.                                             322,200
     3,800   1 Swift Energy Co.                                               177,536
    13,200     Tesoro Petroleum Corp.                                         844,008
     4,900   1 Whiting Petroleum Corp.                                        218,589
                  TOTAL                                                    33,359,522
               PAPER & FOREST PRODUCTS--0.2%
    11,100     Louisiana-Pacific Corp.                                        219,558
     9,200     MeadWestvaco Corp.                                             253,184
                  TOTAL                                                       472,742
               PERSONAL PRODUCTS--0.1%
     8,000     Estee Lauder Cos., Inc., Class A                               323,120
               PHARMACEUTICALS--0.4%
    45,000     Schering Plough Corp.                                          996,300
               ROAD & RAIL--0.9%
     3,500     Arkansas Best Corp.                                            143,430
     7,700     Con-way, Inc.                                                  363,209
    32,200     Norfolk Southern Corp.                                       1,692,754
                  TOTAL                                                     2,199,393
               SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.1%
     3,400   1 Altera Corp.                                                    62,696
   346,800     Intel Corp.                                                  7,400,712
    20,500     Xilinx, Inc.                                                   522,955
                  TOTAL                                                     7,986,363
               SOFTWARE--1.5%
    28,200     CA, Inc.                                                       698,232
     4,400     Fair Isaac & Co., Inc.                                         161,172
    20,300   1 Intuit, Inc.                                                   716,590
     9,100   1 McAfee, Inc.                                                   263,263
   101,700   1 Oracle Corp.                                                 1,878,399
     2,700   1 Quality Systems, Inc.                                          114,588
                  TOTAL                                                     3,832,244
               SPECIALTY RETAIL--2.4%
     3,300   1 AutoZone, Inc.                                                 369,600
     4,000     Barnes & Noble, Inc.                                           165,240
    24,000   1 Bed Bath & Beyond, Inc.                                        966,960
     2,300   1 Children's Place Retail Stores, Inc.                           161,437
     2,200     Christopher & Banks Corp.                                       59,378
     5,800   1 Guess ?, Inc.                                                  330,310
    83,500     Home Depot, Inc.                                             3,117,055
     7,100     Mens Wearhouse, Inc.                                           282,935
     5,700   1 Pacific Sunwear of California, Inc.                            100,434
     4,650   1 Select Comfort Corp.                                            99,417
     4,300   1 Zale Corp.                                                     124,012
    11,100     bebe stores, Inc.                                              275,613
                  TOTAL                                                     6,052,391
               TEXTILES APPAREL & LUXURY GOODS--1.0%
    52,400   1 Coach, Inc.                                                  2,077,136
     5,900     Nike, Inc., Class B                                            542,092
                  TOTAL                                                     2,619,228
               THRIFTS & MORTGAGE FINANCE--0.7%
     4,800     Downey Financial Corp.                                         330,624
     2,500   1 FirstFed Financial Corp.                                       154,425
    12,000     MGIC Investment Corp.                                          705,120
    14,800     PMI Group, Inc.                                                631,220
                  TOTAL                                                     1,821,389
               TOBACCO--0.6%
    40,400     Loews Corp.                                                  1,572,368
               TRADING COMPANIES & DISTRIBUTORS--0.1%
     5,000   1 WESCO International, Inc.                                      326,350
                  TOTAL COMMON STOCKS (IDENTIFIED COST $235,405,533)      252,861,410
               MUTUAL FUND--2.5%
 6,473,942     SSgA Prime Money Market Fund (AT NET ASSET VALUE)            6,473,942
                  TOTAL INVESTMENTS-100.8%                                259,335,352
                  (IDENTIFIED COST $241,879,475)2
                  OTHER ASSETS AND LIABILITIES-NET-(0.8)%                 (1,980,283)
                  TOTAL NET ASSETS-100%                                 $ 257,355,069

1    Non-income producing security.

2 At October 31, 2006, the cost of investments for federal tax purposes was $241,879,475. The net unrealized appreciation of investments for federal tax purposes was $17,455,877. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,406,131 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,950,254.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.





MDT BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

 SHARES OR                                                                                                                    VALUE
 PRINCIPAL
 AMOUNT
                      COMMON STOCKS--57.5%
                      AEROSPACE & DEFENSE--2.0%
           15,100     Boeing Co.                                                                                      $   1,205,886
            1,100     General Dynamics Corp.                                                                                 78,210
           13,800     Honeywell International, Inc.                                                                         581,256
            6,400     Raytheon Co.                                                                                          319,680
            2,600     Rockwell Collins                                                                                      151,008
            1,300     United Technologies Corp.                                                                              85,436
                         TOTAL                                                                                            2,421,476
                      BEVERAGES--0.1%
            2,100   1 Hansen Natural Corp.                                                                                   66,675
                      BIOTECHNOLOGY--1.3%
            1,500   1 Cephalon, Inc.                                                                                        105,270
           14,700   1 Genentech, Inc.                                                                                     1,224,510
            3,700   1 Gilead Sciences, Inc.                                                                                 254,930
                         TOTAL                                                                                            1,584,710
                      CAPITAL MARKETS--4.5%
              600   1 Affiliated Managers Group                                                                              60,084
            3,700     Bear Stearns Cos., Inc.                                                                               559,995
           20,400     Merrill Lynch & Co., Inc.                                                                           1,783,368
           38,500     Morgan Stanley                                                                                      2,942,555
            1,400     optionsXpress Holdings, Inc.                                                                           43,512
                         TOTAL                                                                                            5,389,514
                      CHEMICALS--0.5%
           12,100     Dow Chemical Co.                                                                                      493,559
            1,900     Du Pont (E.I.) de Nemours & Co.                                                                        87,020
              600   1 FMC Corp.                                                                                              41,130
                         TOTAL                                                                                              621,709
                      COMMERCIAL BANKS--1.6%
            7,400     Comerica, Inc.                                                                                        430,606
            3,100     Fifth Third Bancorp                                                                                   123,535
              700     Huntington Bancshares, Inc.                                                                            17,087
           10,557     KeyCorp                                                                                               392,087
            1,600     M & T Bank Corp.                                                                                      194,896
           10,800     National City Corp.                                                                                   402,300
            3,600     SunTrust Banks, Inc.                                                                                  284,364
            2,000     UnionBanCal Corp.                                                                                     115,160
                         TOTAL                                                                                            1,960,035
                      COMMERCIAL SERVICES & SUPPLIES--0.4%
            2,900     Cintas Corp.                                                                                          120,060
              200     Corporate Executive Board Co.                                                                          17,964
              900   1 Dun & Bradstreet Corp.                                                                                 69,516
            1,500     Republic Services, Inc.                                                                                61,515
            3,800     Robert Half International, Inc.                                                                       138,890
                         TOTAL                                                                                              407,945
                      COMMUNICATIONS EQUIPMENT--0.0%
            1,700   1 Comverse Technology, Inc.                                                                              37,009
                      COMPUTERS & PERIPHERALS--0.8%
           11,800   1 Apple Computer, Inc.                                                                                  956,744
                      CONSTRUCTION MATERIALS--0.1%
              600     Texas Industries, Inc.                                                                                 37,260
            1,400     Vulcan Materials Co.                                                                                  114,072
                         TOTAL                                                                                              151,332
                      CONSUMER FINANCE--0.3%
            5,000   1 Americredit Corp.                                                                                     127,850
            2,400   1 First Marblehead Corp.                                                                                161,880
                         TOTAL                                                                                              289,730
                      CONTAINERS & PACKAGING--0.2%
              800     Sealed Air Corp.                                                                                       47,616
            3,500     Temple-Inland, Inc.                                                                                   138,040
                         TOTAL                                                                                              185,656
                      DIVERSIFIED CONSUMER SERVICES--0.0%
              800   1 ITT Educational Services, Inc.                                                                         55,160
                      DIVERSIFIED FINANCIAL SERVICES--1.3%
           13,300     CIT Group, Inc.                                                                                       692,265
              300     Chicago Mercantile Exchange Holdings, Inc.                                                            150,300
            9,100     J.P. Morgan Chase & Co.                                                                               431,704
            4,200     Moody's Corp.                                                                                         278,460
                         TOTAL                                                                                            1,552,729
                      ELECTRIC UTILITIES--0.1%
              700   1 Allegheny Energy, Inc.                                                                                 30,121
            2,900     Edison International                                                                                  128,876
                         TOTAL                                                                                              158,997
                      ELECTRICAL EQUIPMENT--0.2%
              400     Emerson Electric Co.                                                                                   33,760
            3,100     Rockwell Automation, Inc.                                                                             192,200
              500     Roper Industries, Inc.                                                                                 23,925
                         TOTAL                                                                                              249,885
                      ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
            4,500   1 Ingram Micro, Inc., Class A                                                                            92,745
            1,200     Technitrol, Inc.                                                                                       30,264
                         TOTAL                                                                                              123,009
                      ENERGY EQUIPMENT & SERVICES--2.9%
              500     Baker Hughes, Inc.                                                                                     34,525
            2,900   1 Cameron International Corp.                                                                           145,290
            2,100   1 FMC Technologies, Inc.                                                                                126,945
            1,300   1 Oceaneering International, Inc.                                                                        46,787
            4,400     Patterson-UTI Energy, Inc.                                                                            102,080
           46,000     Schlumberger Ltd.                                                                                   2,901,680
            1,300   1 Superior Energy Services, Inc.                                                                         40,690
            1,500   1 Unit Corp.                                                                                             69,585
                         TOTAL                                                                                            3,467,582
                      FOOD & STAPLES RETAILING--0.0%
            1,100     Longs Drug Stores Corp.                                                                                47,344
                      FOOD PRODUCTS--0.4%
            1,300   1 Dean Foods Co.                                                                                         54,457
            2,600     H.J. Heinz Co.                                                                                        109,616
            5,700     Kellogg Co.                                                                                           286,767
            2,200     Kraft Foods, Inc., Class A                                                                             75,680
                         TOTAL                                                                                              526,520
                      GAS UTILITIES--0.1%
            1,700     Energen Corp.                                                                                          72,794
                      HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
              700     Mentor Corp.                                                                                           32,760
                      HEALTH CARE PROVIDERS & SERVICES--1.5%
            8,300     Cardinal Health, Inc.                                                                                 543,235
            3,900     Caremark Rx, Inc.                                                                                     191,997
            2,800   1 DaVita, Inc.                                                                                          155,764
            1,400   1 Express Scripts, Inc., Class A                                                                         89,208
            1,800     Health Management Association, Class A                                                                 35,460
            2,400   1 Laboratory Corp. of America Holdings                                                                  164,376
              600   1 VCA Antech, Inc.                                                                                       19,422
            6,800   1 Wellpoint, Inc.                                                                                       518,976
                         TOTAL                                                                                            1,718,438
                      HEALTH CARE TECHNOLOGY--0.1%
            5,400   1 Emdeon Corp.                                                                                           62,910
            2,400     IMS Health, Inc.                                                                                       66,840
                         TOTAL                                                                                              129,750
                      HOTELS, RESTAURANTS & LEISURE--1.0%
            5,000     International Game Technology                                                                         212,550
              700   1 Life Time Fitness, Inc.                                                                                36,071
           15,800   1 Starbucks Corp.                                                                                       596,450
            5,200     Yum! Brands, Inc.                                                                                     309,192
                         TOTAL                                                                                            1,154,263
                      HOUSEHOLD DURABLES--0.9%
            2,900     Beazer Homes USA, Inc.                                                                                125,686
            4,800     Centex Corp.                                                                                          251,040
            3,100     KB HOME                                                                                               139,314
              800   1 Meritage Corp.                                                                                         36,624
            8,800     Pulte Homes, Inc.                                                                                     272,712
            1,500     Ryland Group, Inc.                                                                                     68,895
            1,800     Standard Pacific Corp.                                                                                 43,614
            4,400   1 Toll Brothers, Inc.                                                                                   127,204
            1,400   1 WCI Communities, Inc.                                                                                  22,568
                         TOTAL                                                                                            1,087,657
                      HOUSEHOLD PRODUCTS--0.5%
            8,900     Kimberly-Clark Corp.                                                                                  592,028
                      IT SERVICES--0.5%
            3,800     Automatic Data Processing, Inc.                                                                       187,872
            3,300   1 Cognizant Technology Solutions Corp.                                                                  248,424
            2,300   1 Fiserv, Inc.                                                                                          113,620
                         TOTAL                                                                                              549,916
                      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.0%
            1,100   1 AES Corp.                                                                                              24,189
                      INDUSTRIAL CONGLOMERATES--2.3%
           79,000     General Electric Co.                                                                                2,773,690
                      INSURANCE--9.3%
           25,950     Allstate Corp.                                                                                      1,592,292
            5,000     Ambac Financial Group, Inc.                                                                           417,450
            2,700     American Financial Group, Inc.                                                                        129,222
           42,100     American International Group, Inc.                                                                  2,827,857
            4,700     Assurant, Inc.                                                                                        247,502
            6,600     Berkley, W. R. Corp.                                                                                  243,276
            2,700   1 CNA Financial Corp.                                                                                   101,115
           13,400     Chubb Corp.                                                                                           712,210
            2,300     Commerce Group, Inc.                                                                                   68,080
            1,600   1 Hanover Insurance Group, Inc.                                                                          72,560
            3,800     Hartford Financial Services Group, Inc.                                                               331,246
              700     LandAmerica Financial Group, Inc.                                                                      44,163
            5,200     MBIA Insurance Corp.                                                                                  322,504
           27,900     MetLife, Inc.                                                                                       1,593,927
            1,900     Nationwide Financial Services, Inc., Class A                                                           96,748
            1,100     Ohio Casualty Corp.                                                                                    30,173
            7,700     Progressive Corp., OH                                                                                 186,109
            3,700     Radian Group, Inc.                                                                                    197,210
            2,000     Reinsurance Group of America                                                                          112,800
            4,200     SAFECO Corp.                                                                                          244,398
              400     Safety Insurance Group, Inc.                                                                           20,004
            1,000     StanCorp Financial Group, Inc.                                                                         45,690
           24,300     The St. Paul Travelers Cos., Inc.                                                                   1,242,459
            1,800     Torchmark Corp.                                                                                       111,024
                         TOTAL                                                                                           10,990,019
                      INTERNET & CATALOG RETAIL--0.2%
            2,900   1 Coldwater Creek, Inc.                                                                                  88,421
            3,500   1 IAC Interactive Corp.                                                                                 108,430
              400   1 Nutri/System, Inc.                                                                                     24,672
                         TOTAL                                                                                              221,523
                      LEISURE EQUIPMENT & PRODUCTS--0.1%
            2,300     Brunswick Corp.                                                                                        72,450
                      LIFE SCIENCES TOOLS & SERVICES--0.2%
            2,300     Applera Corp.                                                                                          85,790
            1,200   1 Charles River Laboratories International, Inc.                                                         51,504
            1,700   1 Waters Corp.                                                                                           84,660
                         TOTAL                                                                                              221,954
                      MACHINERY--0.8%
            1,200     Briggs & Stratton Corp.                                                                                30,588
            3,100     Danaher Corp.                                                                                         222,487
            7,700     Deere & Co.                                                                                           655,501
            1,700     Dover Corp.                                                                                            80,750
                         TOTAL                                                                                              989,326
                      MEDIA--3.2%
            7,200     Clear Channel Communications, Inc.                                                                    250,920
           40,900   1 Comcast Corp., Class A                                                                              1,663,403
            4,400   1 Discovery Holding Co., Class A                                                                         65,296
            5,900     McGraw-Hill Cos., Inc.                                                                                378,603
            2,900     Omnicom Group, Inc.                                                                                   294,205
           44,773     Time Warner, Inc.                                                                                     895,908
            6,400   1 Viacom, Inc., Class B                                                                                 249,088
                         TOTAL                                                                                            3,797,423
                      METALS & MINING--0.6%
            7,100     Alcoa, Inc.                                                                                           205,261
            1,800   1 Chaparral Steel Co.                                                                                    74,862
            1,700     Cleveland Cliffs, Inc.                                                                                 71,893
            3,900     United States Steel Corp.                                                                             263,640
            3,000     Worthington Industries, Inc.                                                                           51,840
                         TOTAL                                                                                              667,496
                      MULTI-UTILITIES--0.2%
            5,200     P G & E Corp.                                                                                         224,328
                      MULTILINE RETAIL--0.9%
            7,100     Dollar General Corp.                                                                                   99,613
           15,600     Target Corp.                                                                                          923,208
                         TOTAL                                                                                            1,022,821
                      OIL, GAS & CONSUMABLE FUELS--6.9%
           27,700     Anadarko Petroleum Corp.                                                                            1,285,834
           11,000     Apache Corp.                                                                                          718,520
            1,200   1 Bill Barrett Corp.                                                                                     34,236
           43,500     Chevron Corp.                                                                                       2,923,200
           15,200     Devon Energy Corp.                                                                                  1,015,968
            1,300   1 General Maritime Corp.                                                                                 47,502
           17,100     Marathon Oil Corp.                                                                                  1,477,440
            2,100     OMI Corp.                                                                                              46,872
            1,400     Overseas Shipholding Group, Inc.                                                                       87,570
            4,300     Pioneer Natural Resources, Inc.                                                                       175,139
            2,500     Pogo Producing Co.                                                                                    111,875
            1,000   1 Swift Energy Co.                                                                                       46,720
            3,200     Tesoro Petroleum Corp.                                                                                204,608
            1,300   1 Whiting Petroleum Corp.                                                                                57,993
                         TOTAL                                                                                            8,233,477
                      PAPER & FOREST PRODUCTS--0.1%
            3,600     Louisiana-Pacific Corp.                                                                                71,208
            1,700     MeadWestvaco Corp.                                                                                     46,784
                         TOTAL                                                                                              117,992
                      PERSONAL PRODUCTS--0.1%
            1,900     Estee Lauder Cos., Inc., Class A                                                                       76,741
                      PHARMACEUTICALS--0.2%
            9,900     Schering Plough Corp.                                                                                 219,186
                      REAL ESTATE INVESTMENT TRUSTS--5.9%
            6,000     AMB Property Corp.                                                                                    350,460
            4,200     Alexandria Real Estate Equities, Inc.                                                                 418,740
            8,250     Archstone-Smith Trust                                                                                 496,732
            4,100     Avalonbay Communities, Inc.                                                                           537,346
            5,150     Boston Properties, Inc.                                                                               550,174
            5,950     Developers Diversified Realty                                                                         362,355
           11,700     Equity Office Properties Trust                                                                        497,250
            9,900     Equity Residential Properties Trust                                                                   540,639
            4,200     General Growth Properties, Inc.                                                                       217,980
            4,300     Health Care Property Investors, Inc.                                                                  135,020
            4,600     Hospitality Properties Trust                                                                          222,916
            7,700     Kimco Realty Corp.                                                                                    342,111
            4,200     Post Properties, Inc.                                                                                 205,716
            9,300     Prologis                                                                                              588,411
            4,500     Public Storage, Inc.                                                                                  403,695
            3,500     Simon Property Group, Inc.                                                                            339,850
            7,000     Tanger Factory Outlet Centers, Inc.                                                                   261,100
            4,850     Vornado Realty Trust                                                                                  578,363
                         TOTAL                                                                                            7,048,858
                      ROAD & RAIL--0.4%
            1,000     Arkansas Best Corp.                                                                                    40,980
            1,800     Con-way, Inc.                                                                                          84,906
            7,500     Norfolk Southern Corp.                                                                                394,275
                         TOTAL                                                                                              520,161
                      SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.6%
            1,000   1 Altera Corp.                                                                                           18,440
           81,700     Intel Corp.                                                                                         1,743,478
            4,400     Xilinx, Inc.                                                                                          112,244
                         TOTAL                                                                                            1,874,162
                      SOFTWARE--0.7%
            6,100     CA, Inc.                                                                                              151,036
              700     Fair Isaac & Co., Inc.                                                                                 25,641
            4,800   1 Intuit, Inc.                                                                                          169,440
            2,000   1 McAfee, Inc.                                                                                           57,860
           22,400   1 Oracle Corp.                                                                                          413,728
              700   1 Quality Systems, Inc.                                                                                  29,708
                         TOTAL                                                                                              847,413
                      SPECIALTY RETAIL--1.0%
              700   1 AutoZone, Inc.                                                                                         78,400
              800     Barnes & Noble, Inc.                                                                                   33,048
            5,800   1 Bed Bath & Beyond, Inc.                                                                               233,682
              600   1 Children's Place Retail Stores, Inc.                                                                   42,114
            1,400   1 Guess ?, Inc.                                                                                          79,730
           14,400     Home Depot, Inc.                                                                                      537,552
            1,700     Mens Wearhouse, Inc.                                                                                   67,745
            1,700   1 Pacific Sunwear of California                                                                          29,954
            1,350   1 Select Comfort Corp.                                                                                   28,863
            1,000   1 Zale Corp.                                                                                             28,840
            2,600     bebe stores, Inc.                                                                                      64,558
                         TOTAL                                                                                            1,224,486
                      TEXTILES APPAREL & LUXURY GOODS--0.5%
           13,100   1 Coach, Inc.                                                                                           519,284
            1,300     Nike, Inc., Class B                                                                                   119,444
                         TOTAL                                                                                              638,728
                      THRIFTS & MORTGAGE FINANCE--0.4%
            1,200     Downey Financial Corp.                                                                                 82,656
            1,000   1 FirstFed Financial Corp.                                                                               61,770
            3,800     MGIC Investment Corp.                                                                                 223,288
            3,600     PMI Group, Inc.                                                                                       153,540
                         TOTAL                                                                                              521,254
                      TOBACCO--0.4%
           11,300     Loews Corp.                                                                                           439,796
                      TRADING COMPANIES & DISTRIBUTORS--0.1%
            1,300   1 WESCO International, Inc.                                                                              84,851
                         TOTAL COMMON STOCKS (IDENTIFIED COST $60,994,222)                                               68,443,691
                      ADJUSTABLE RATE MORTGAGES--0.1%
                      THRIFTS & MORTGAGE FINANCE--0.1%
      $   164,681     Federal Home Loan Mortgage Corp. ARM 420173, 30 Year, 5.75% 4/1/2030 (IDENTIFIED COST                 165,312
                      $167,114)
                      ASSET-BACKED SECURITIES--3.5%
        1,000,000     American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034                          977,499
           62,546     CS First Boston Mortgage Securities Corp. 2002-HE4, Class AF, 5.51%, 8/25/2032                         62,270
        1,000,000     Citibank Credit Card Issuance Trust 2006-A4, Class A4, 5.45%, 5/10/2013                             1,019,571
          648,722     Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018                                       637,996
          452,714     MMCA Automobile Trust 2002-2, Class C, 5.55%, 3/15/2010                                               450,322
          500,000     Nissan Auto Receivables Owner Trust 2004-C, Class A4, 5.36%, 3/15/2010                                500,595
          500,000     People's Choice Home Loan Securities Trust 2004-1, Class B1, 5.00%, 6/25/2034                         487,680
                         TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,139,804)                                       4,135,933
                      COLLATERALIZED MORTGAGE OBLIGATIONS--19.5%
          411,526     Banc of America Commercial Mortgage 2000-2, Class A1, 7.02%, 9/15/2032                                422,744
          223,002     Banc of America Funding Corp. 2003-1, Class A1, 6.00%, 5/20/2033                                      222,292
          475,563     Bear Stearns Asset Backed Securities, Inc. 2005-AC6, Class 21PO, 9/25/2020                            377,700
            6,077     Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.647%, 3/25/2031                              5,998
          315,873     CHASE Mortgage Finance Corp. 2003-S1, Class 1A1, 5.25%, 2/25/2018                                     311,358
        1,000,000     Citicorp Mortgage Securities, Inc. 2003-11, Class 1A4, 5.25%, 12/25/2033                              976,152
          200,000     Countrywide Alternative Loan Trust 2005-28CB, Class 1A4, 5.50%, 8/25/2035                             193,343
        1,140,666     Countrywide Home Loans 2005-HYB8, Class 4A1, 5.691%, 12/20/2035                                     1,138,073
          542,075     CS First Boston Mortgage Securities Corp. 2003-17, Class DB4, 5.376%, 6/25/2033                       379,938
          780,610     Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 2005-3, Class 1A1, 5.331%, 6/25/2020              776,585
           17,588     Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.00%, 7/15/2022                                        17,588
           35,095     Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.00%, 9/15/2022                                        35,095
           42,399     Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013                                       43,603
          750,000     Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024                                      736,578
          266,757     Federal Home Loan Mortgage Corp. REMIC 1863 Z, 6.50%, 7/15/2026                                       274,818
          108,250     Federal Home Loan Mortgage Corp. REMIC 2003-79 NM, 4.00%, 5/25/2022                                   103,183
          321,446     Federal Home Loan Mortgage Corp. REMIC 2075 PH, 6.50%, 8/15/2028                                      330,234
          572,299     Federal Home Loan Mortgage Corp. REMIC 2130 KB, 6.375%, 3/15/2029                                     586,379
          110,205     Federal Home Loan Mortgage Corp. REMIC 2366 VG, 6.00%, 6/15/2011                                      110,363
          497,543     Federal Home Loan Mortgage Corp. REMIC 2410 OE, 6.375%, 2/15/2032                                     501,970
           75,000     Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.00%, 9/15/2032                                       75,904
          600,000     Federal Home Loan Mortgage Corp. REMIC 2513 JE, 5.00%, 10/15/2017                                     592,304
          125,000     Federal Home Loan Mortgage Corp. REMIC 2626 NA, 5.00%, 6/15/2023                                      124,051
          542,873     Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032                                       485,253
          500,000     Federal Home Loan Mortgage Corp. REMIC 2663 LN, 4.50%, 1/15/2022                                      495,512
          150,000     Federal Home Loan Mortgage Corp. REMIC 2672 NB, 4.00%, 5/15/2016                                      141,362
          112,962     Federal Home Loan Mortgage Corp. REMIC 2676 JA, 4.00%, 8/15/2013                                      112,427
          841,474     Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024                                      822,596
          436,691     Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043                                      445,509
          338,953     Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020                               368,025
          111,954     Federal National Mortgage Association REMIC 1992-188 PZ, 7.50%, 10/25/2022                            116,816
           88,308     Federal National Mortgage Association REMIC 1993-113 SB, 9.75% 7/25/2023                               98,050
          708,050     Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027                             728,433
           18,279     Federal National Mortgage Association REMIC 2001-37 GA, 8.00%, 7/25/2016                               19,104
          574,922     Federal National Mortgage Association REMIC 2002-1 HC, 6.50%, 2/25/2022                               588,660
          282,964     Federal National Mortgage Association REMIC 2002-22 G, 6.50%, 4/25/2032                               291,117
          309,988     Federal National Mortgage Association REMIC 2003-28 GA, 4.00%, 10/25/2032                             291,182
          150,000     Federal National Mortgage Association REMIC 2003-32 KC, 5.00%, 5/25/2018                              145,680
           22,041     Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033                               20,291
          397,489     Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033                              357,477
          307,418     Federal National Mortgage Association REMIC 2003-66 MB, 3.50%, 5/25/2023                              284,907
          916,932     Federal National Mortgage Association REMIC 2003-73 PB, 4.50%, 8/25/2018                              860,704
          178,543     Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022                               188,912
          260,615     Government National Mortgage Association REMIC 1996-10 PD, 7.50%, 6/20/2026                           273,010
           22,673     Government National Mortgage Association REMIC 1999-29 PB, 7.25%, 7/16/2028                            23,052
           64,331     Government National Mortgage Association REMIC 2002-17 B, 6.00%, 3/20/2032                             65,275
          410,738     Government National Mortgage Association REMIC 2003-67 ZA, 5.00%, 8/20/2033                           365,766
        2,000,000     Government National Mortgage Association REMIC 2006-50 PW, 5.00%, 9/20/2036                         1,960,989
          148,654     Indymac Home Equity Loan Asset-Backed Trust 2004-C, Class 1A1, 5.70%, 3/25/2035                       149,157
        1,215,788     JP Morgan Alternative Loan Trust 2006-S1, Class 1A8, 5.75%, 3/25/2036                               1,199,736
          657,049     MASTR Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033                                  639,762
          335,807     Structured Asset Securities Corp. 2003-212A2, Class 2A2, 5.25%, 8/25/2033                             325,737
          443,321     Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024                                            457,410
        1,000,000     Washington Mutual 2003-AR9, Class 1A6, 4.05%, 9/25/2033                                               978,490
          640,617     Wells Fargo Mortgage Backed Securities Trust 2004-8, Class A6, 5.00%, 8/25/2019                       626,922
        1,000,000     Wells Fargo Mortgage Backed Securities Trust 2005-3, Class A14, 5.50%, 5/25/2035                      956,369
                         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                       23,219,945
                         (IDENTIFIED COST $23,281,746)
                      CORPORATE BONDS-1.9%
                      CAPITAL MARKETS--0.3%
          400,000     Merrill Lynch & Co., Inc., Sr. Unsub., Series CORE, 5.898%, 1/31/2008                                 399,400
                      CONSUMER FINANCE--0.5%
          300,000     General Motors Acceptance Corp., Note, 6.125%, 2/1/2007                                               299,790
          300,000     SLM Corp., Note, Series A, 3.95%, 8/15/2008                                                           293,470
                         TOTAL                                                                                              593,260
                      DIVERSIFIED FINANCIAL SERVICES--0.3%
          364,000     General Electric Capital Corp., Note, 4.875%, 10/21/2010                                              361,437
                      DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
          400,000     GTE North, Inc., Deb., Series D, 6.90%, 11/1/2008                                                     412,848
                      ELECTRIC UTILITIES--0.2%
          300,000     Wisconsin Power & Light Co., Note, 7.00%, 6/15/2007                                                   302,813
                      FOOD & STAPLES RETAILING--0.2%
          250,000     Safeway Inc., Sr. Unsecd. Note, 4.80%, 7/16/2007                                                      248,797
                         TOTAL CORPORATE BONDS (IDENTIFIED COST $2,337,671)                                               2,318,555
                      GOVERNMENT AGENCIES--8.5%
        5,000,000     Federal Home Loan Bank System, 5.375%, 8/19/2011                                                    5,105,242
        1,000,000     Federal Home Loan Mortgage Corp., 5.25%, 7/18/2011                                                  1,015,468
        1,000,000     Federal Home Loan Mortgage Corp., 5.50%, 7/18/2016                                                  1,041,448
        1,000,000     Federal Home Loan Mortgage Corp., Unsecd. Note, 4.125%, 7/12/2010                                     975,421
        2,000,000     Federal National Mortgage Association, Note, 5.25%, 1/15/2009                                       2,015,173
                         TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $10,109,393)                                         10,152,752
                      MORTGAGE BACKED SECURITIES--0.6%
                      THRIFTS & MORTGAGE FINANCE--0.6%
          242,123     Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018                                       238,881
           30,358     Federal National Mortgage Association, Pool 408761, 7.00%, 12/1/2012                                   31,291
           12,952     Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014                                    13,537
           43,178     Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016                                   44,234
          354,608     Federal National Mortgage Association, Pool 754886, 4.50%, 9/3/2018                                   343,785
                         TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $683,418)                                        671,728
                      EXCHANGE TRADED MUTUAL FUND--4.3%
           72,450     iShares MSCI EAFE Index Fund  (IDENTIFIED COST $3,131,914)                                          5,092,510
                      MUTUAL FUND--3.1%
        3,634,394     SSgA Prime Money Market Fund (AT NET ASSET VALUE)                                                   3,634,394
                         TOTAL INVESTMENTS-99.0%                                                                        117,834,820
                         (IDENTIFIED COST $108,479,676)2
                         OTHER ASSETS AND LIABILITIES-NET-1.0%                                                            1,201,569
                         TOTAL NET ASSETS-100%                                                                        $ 119,036,389

1    Non-income producing security.

2 At October 31, 2006, the cost of investments for federal tax purposes was $108,479,676. The net unrealized appreciation of investments for federal tax purposes was $9,355,144. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,163,145 and net unrealized depreciation from investments for those securities having an excess of cost over value of $808,001.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.


INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit






MDT LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  SHARES                                                                  VALUE
             COMMON STOCKS--98.9%
             AEROSPACE & DEFENSE--1.9%
     421     Raytheon Co.                                           $    21,029
             AIR FREIGHT & LOGISTICS--2.0%
     195     FedEx Corp.                                                 22,335
             BEVERAGES--0.3%
     103   1 Hansen Natural Corp.                                         3,270
             BIOTECHNOLOGY--9.3%
     398   1 Amgen, Inc.                                                 30,212
       6   1 Celgene Corp.                                                  321
     229   1 Genentech, Inc.                                             19,076
     770   1 Gilead Sciences, Inc.                                       53,053
                TOTAL                                                   102,662
             BUILDING PRODUCTS--0.8%
     207     American Standard Cos.                                       9,168
             CAPITAL MARKETS--3.2%
      30   1 Affiliated Managers Group                                    3,004
     155     Goldman Sachs Group, Inc.                                   29,418
     157     Schwab (Charles) Corp.                                       2,861
                TOTAL                                                    35,283
             CHEMICALS--1.4%
     343     Du Pont (E.I.) de Nemours & Co.                             15,709
             COMMERCIAL SERVICES & SUPPLIES--2.3%
      70     Avery Dennison Corp.                                         4,420
      32     Corporate Executive Board Co.                                2,874
     206     Pitney Bowes, Inc.                                           9,622
     231     Robert Half International, Inc.                              8,443
                TOTAL                                                    25,359
             COMPUTERS & PERIPHERALS--7.9%
     328   1 Apple Computer, Inc.                                        26,594
     556     IBM Corp.                                                   51,336
     250   1 Network Appliance, Inc.                                      9,125
                TOTAL                                                    87,055
             CONSUMER FINANCE--1.7%
      91   1 First Marblehead Corp.                                       6,138
     260     SLM Corp.                                                   12,657
                TOTAL                                                    18,795
             DIVERSIFIED FINANCIAL SERVICES--2.6%
      58     Chicago Mercantile Exchange Holdings, Inc.                  29,058
             ELECTRIC UTILITIES--0.7%
     172   1 Allegheny Energy, Inc.                                       7,401
             ELECTRICAL EQUIPMENT--0.3%
      59   1 Thomas & Betts Corp.                                         3,040
             ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
     117     Amphenol Corp., Class A                                      7,944
             ENERGY EQUIPMENT & SERVICES--7.4%
     110     BJ Services Co.                                              3,318
     144     Baker Hughes, Inc.                                           9,943
      75   1 Cameron International Corp.                                  3,758
     104     ENSCO International, Inc.                                    5,093
      46   1 FMC Technologies, Inc.                                       2,781
     122   1 National-Oilwell, Inc.                                       7,369
     790     Schlumberger Ltd.                                           49,833
                TOTAL                                                    82,095
             FOOD & STAPLES RETAILING--4.3%
     973     Wal-Mart Stores, Inc.                                       47,949
             HEALTH CARE PROVIDERS & SERVICES--6.5%
     238     Aetna, Inc.                                                  9,810
     619     Caremark Rx, Inc.                                           30,473
      60   1 Coventry Health Care, Inc.                                   2,817
      96   1 DaVita, Inc.                                                 5,341
     176   1 Express Scripts, Inc., Class A                              11,215
     198   1 Humana, Inc.                                                11,880
                TOTAL                                                    71,536
             HOTELS RESTAURANTS & LEISURE--0.0%
      11     Darden Restaurants, Inc.                                       461
             HOUSEHOLD PRODUCTS--3.3%
     551     Kimberly-Clark Corp.                                        36,653
             IT SERVICES--2.0%
     106   1 Alliance Data Systems Corp.                                  6,436
     150   1 Cognizant Technology Solutions Corp.                        11,292
     114   1 Iron Mountain, Inc.                                          4,944
                TOTAL                                                    22,672
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
      15     TXU Corp.                                                      947
             INDUSTRIAL CONGLOMERATES--4.4%
     622     3M Co.                                                      49,039
             INSURANCE--1.3%
     311     Aflac, Inc.                                                 13,970
             INTERNET & CATALOG RETAIL--0.2%
      74   1 Coldwater Creek, Inc.                                        2,256
             LIFE SCIENCES TOOLS & SERVICES--0.1%
      36     Pharmaceutical Product Development, Inc.                     1,139
             MACHINERY--3.9%
     798     Illinois Tool Works, Inc.                                   38,248
     100     OshKosh Truck Corp.                                          4,521
                TOTAL                                                    42,769
             MEDIA--7.4%
   1,353   1 Comcast Corp., Class A                                      55,027
     481   1 DIRECTV Group, Inc.                                         10,717
     773     News Corp., Inc.                                            16,117
                TOTAL                                                    81,861
             MULTILINE RETAIL--4.2%
     545   1 Kohl's Corp.                                                38,477
     103     Penney (J.C.) Co., Inc.                                      7,749
                TOTAL                                                    46,226
             OIL GAS & CONSUMABLE FUELS--0.9%
     208     XTO Energy, Inc.                                             9,705
             PHARMACEUTICALS--4.6%
      73   1 Barr Laboratories, Inc.                                      3,823
      95   1 Forest Laboratories, Inc., Class A                           4,649
     137     Johnson & Johnson                                            9,234
   1,503     Schering Plough Corp.                                       33,276
                TOTAL                                                    50,982
             ROAD & RAIL--3.3%
     466     Burlington Northern Santa Fe Corp.                          36,129
             SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.0%
     143     KLA-Tencor Corp.                                             7,031
     133   1 Lam Research Corp.                                           6,577
     191   1 NVIDIA Corp.                                                 6,660
      64   1 Varian Semiconductor Equipment Associates, Inc.              2,335
                TOTAL                                                    22,603
             SOFTWARE--2.9%
     242   1 Autodesk, Inc.                                               8,894
     435   1 Electronic Arts, Inc.                                       23,007
       2   1 Red Hat, Inc.                                                   33
                TOTAL                                                    31,934
             SPECIALTY RETAIL--0.6%
     111   1 CarMax, Inc.                                                 4,917
      53     Mens Wearhouse, Inc.                                         2,112
                TOTAL                                                     7,029
             TEXTILES APPAREL & LUXURY GOODS--4.2%
     464   1 Coach, Inc.                                                 18,393
     300     Nike, Inc., Class B                                         27,564
                TOTAL                                                    45,957
             TRADING COMPANIES & DISTRIBUTORS--0.2%
      30   1 WESCO International, Inc.                                    1,958
                TOTAL COMMON STOCKS (IDENTIFIED COST $1,020,232)      1,093,978
             MUTUAL FUND--2.6%
  29,394     SSgA Prime Money Market Fund (AT NET ASSET VALUE)           29,394
                TOTAL INVESTMENTS --- 101.5%                          1,123,372
                (IDENTIFIED COST $1,049,626)2
                OTHER ASSETS AND LIABILITIES --- NET --- (1.5)%        (16,925)
                TOTAL NET ASSETS --- 100%                           $ 1,106,447

1    Non-income producing security.

2 At October 31, 2006, the cost of investments for federal tax purposes was $1,049,626. The net unrealized appreciation of investments for federal tax purposes was $73,746. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $84,985 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,239.

    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.











MDT MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  SHARES                                                               VALUE
             COMMON STOCKS--94.8%
             AEROSPACE & DEFENSE--7.8%
      70   1 Alliant Techsystems, Inc.                             $   5,405
     292     Goodrich (B.F.) Co.                                      12,874
     209     Precision Castparts Corp.                                14,225
      59     Rockwell Collins                                          3,427
                TOTAL                                                 35,931
             AIR FREIGHT & LOGISTICS--1.1%
     118     C.H. Robinson Worldwide, Inc.                             4,925
             AUTOMOBILES--1.2%
      80     Harley Davidson, Inc.                                     5,490
             BEVERAGES--2.0%
      87   1 Constellation Brands, Inc., Class A                       2,392
     208   1 Hansen Natural Corp.                                      6,604
                TOTAL                                                  8,996
             BIOTECHNOLOGY--5.4%
     262   1 Celgene Corp.                                            14,001
     157   1 Cephalon, Inc.                                           11,018
                TOTAL                                                 25,019
             BUILDING PRODUCTS--2.3%
     236     American Standard Cos.                                   10,452
             CAPITAL MARKETS--0.0%
       2   1 Affiliated Managers Group                                   200
             COMMERCIAL BANKS--0.4%
      76     TCF Financial Corp.                                       1,978
             COMMERCIAL SERVICES & SUPPLIES--1.0%
      19     Manpower, Inc.                                            1,288
     102     Miller Herman, Inc.                                       3,497
                TOTAL                                                  4,785
             COMMUNICATIONS EQUIPMENT--2.9%
     315     Harris Corp.                                             13,419
             COMPUTERS & PERIPHERALS--0.3%
      24   1 Lexmark International Group, Class A                      1,526
             CONSTRUCTION & ENGINEERING--0.1%
       8   1 Jacobs Engineering Group, Inc.                              604
             CONSUMER FINANCE--0.2%
      16   1 First Marblehead Corp.                                    1,079
             CONTAINERS & PACKAGING--2.1%
     305   1 Pactiv Corp.                                              9,406
             DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
     577   1 Qwest Communications International, Inc.                  4,980
             ELECTRICAL EQUIPMENT--2.5%
     156     AMETEK, Inc.                                              7,282
      84     Roper Industries, Inc.                                    4,019
                TOTAL                                                 11,301
             ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
     234     Amphenol Corp., Class A                                  15,889
       2   1 Anixter International, Inc.                                 120
       5     CDW Corp.                                                   328
                TOTAL                                                 16,337
             ENERGY EQUIPMENT & SERVICES--1.5%
      18   1 Cameron International Corp.                                 902
      21     ENSCO International, Inc.                                 1,028
       5   1 FMC Technologies, Inc.                                      302
      44   1 National-Oilwell, Inc.                                    2,658
       4   1 Seacor Holdings, Inc.                                       358
      34     Smith International, Inc.                                 1,342
       3     Tidewater, Inc.                                             149
                TOTAL                                                  6,739
             HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
      29     Becton, Dickinson & Co.                                   2,031
             HEALTH CARE PROVIDERS & SERVICES--11.3%
     167   1 Coventry Health Care, Inc.                                7,841
     238   1 DaVita, Inc.                                             13,240
      33   1 Express Scripts, Inc., Class A                            2,103
      17   1 Health Net, Inc.                                            706
      27   1 Humana, Inc.                                              1,620
     311   1 Laboratory Corp. of America Holdings                     21,300
     128   1 VCA Antech, Inc.                                          4,143
      18   1 Wellcare Health Plans, Inc.                               1,057
                TOTAL                                                 52,010
             HEALTH CARE TECHNOLOGY--0.7%
     292   1 Emdeon Corp.                                              3,402
             HOTELS RESTAURANTS & LEISURE--0.3%
      21     Yum! Brands, Inc.                                         1,249
             HOUSEHOLD DURABLES--0.5%
     111   1 Tempur-Pedic International, Inc.                          2,191
             HOUSEHOLD PRODUCTS--2.6%
     152   1 Energizer Holdings, Inc.                                 11,879
             IT SERVICES--5.2%
     211   1 Alliance Data Systems Corp.                              12,812
      80   1 Cognizant Technology Solutions Corp.                      6,022
     174   1 Gartner Group, Inc., Class A                              3,236
      43     Global Payments, Inc.                                     1,880
                TOTAL                                                 23,950
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
      15   1 AES Corp.                                                   330
             INDUSTRIAL CONGLOMERATES--3.5%
      40     Carlisle Cos., Inc.                                       3,348
     223   1 McDermott International, Inc.                             9,968
      28     Textron Inc.                                              2,546
                TOTAL                                                 15,862
             INTERNET & CATALOG RETAIL--1.0%
      76   1 Nutri/System, Inc.                                        4,688
             LIFE SCIENCES TOOLS & SERVICES--0.2%
      22   1 Waters Corp.                                              1,096
             MACHINERY--7.7%
     409     Dover Corp.                                              19,427
     114   1 Gardner Denver, Inc.                                      3,875
       3     Harsco Corp.                                                245
     155     Manitowoc, Inc.                                           8,506
      42     PACCAR, Inc.                                              2,487
      31     Pentair, Inc.                                             1,021
                TOTAL                                                 35,561
             MEDIA--0.9%
      82     Meredith Corp.                                            4,305
             METALS & MINING--6.1%
      81     Allegheny Technologies, Inc.                              6,377
     269     Freeport-McMoRan Copper & Gold, Inc., Class B            16,269
     104   1 Southern Copper Corp.                                     5,344
                TOTAL                                                 27,990
             MULTILINE RETAIL--1.9%
      41     Nordstrom, Inc.                                           1,941
      89     Penney (J.C.) Co., Inc.                                   6,695
                TOTAL                                                  8,636
             PHARMACEUTICALS--1.0%
      61   1 Forest Laboratories, Inc., Class A                        2,985
      97     Valeant Pharmaceuticals International                     1,812
                TOTAL                                                  4,797
             SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.9%
      26     KLA-Tencor Corp.                                          1,278
      40   1 Lam Research Corp.                                        1,978
     395   1 MEMC Electronic Materials, Inc.                          14,022
      14   1 NVIDIA Corp.                                                488
                TOTAL                                                 17,766
             SOFTWARE--2.2%
      77   1 Amdocs Ltd.                                               2,985
      59   1 Electronic Arts, Inc.                                     3,121
      81     FactSet Research Systems                                  4,123
                TOTAL                                                 10,229
             SPECIALTY RETAIL--5.7%
      33     Abercrombie & Fitch Co., Class A                          2,529
      31     American Eagle Outfitters, Inc.                           1,420
       4   1 AnnTaylor Stores Corp.                                      176
      71   1 AutoZone, Inc.                                            7,952
     103     Claire's Stores, Inc.                                     2,920
       5   1 Guess ?, Inc.                                               285
     163     Limited Brands                                            4,804
      24   1 Office Depot, Inc.                                        1,008
      86     Sherwin-Williams Co.                                      5,094
                TOTAL                                                 26,188
             TEXTILES APPAREL & LUXURY GOODS--2.3%
     241   1 Coach, Inc.                                               9,553
      14     Polo Ralph Lauren Corp., Class A                            994
                TOTAL                                                 10,547
             TRADING COMPANIES & DISTRIBUTORS--1.8%
     128   1 WESCO International, Inc.                                 8,355
                TOTAL COMMON STOCKS (IDENTIFIED COST $408,922)       436,229
             MUTUAL FUNDS--4.1%
     449     SSgA Money Market Fund                                      449
  18,206     SSgA Prime Money Market Fund                             18,206
                TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)               18,655
                TOTAL INVESTMENTS --- 98.9%                          454,884
                (IDENTIFIED COST $427,577)2
                OTHER ASSETS AND LIABILITIES --- NET --- 1.1%          5,045
                TOTAL NET ASSETS --- 100%                          $ 459,929

1    Non-income producing security.

2 At October 31, 2006, the cost of investments for federal tax purposes was $427,577. The net unrealized appreciation of investments for federal tax purposes was $27,307. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,409 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,102.

    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.













MDT SMALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

 SHARES                                                                                                                        VALUE
            COMMON STOCKS--98.7%
            AEROSPACE & DEFENSE--2.3%
    327   1 K&F Industries Holdings, Inc.                                                                                $     6,357
    473   1 Ladish Co., Inc.                                                                                                  14,767
  1,103   1 Teledyne Technologies, Inc.                                                                                       46,017
    616   1 Triumph Group, Inc.                                                                                               29,660
               TOTAL                                                                                                          96,801
            AIR FREIGHT & LOGISTICS--0.7%
  1,035   1 Hub Group, Inc.                                                                                                   28,111
            AUTO COMPONENTS--0.1%
    291     Noble International Ltd.                                                                                           5,183
            BEVERAGES--0.3%
    504     MGP Ingredients, Inc.                                                                                             11,315
            BUILDING PRODUCTS--1.7%
    366     American Woodmark Corp.                                                                                           13,538
    168   1 Griffon Corp.                                                                                                      4,131
    892   1 NCI Building System, Inc.                                                                                         53,386
               TOTAL                                                                                                          71,055
            CAPITAL MARKETS--2.3%
    308     Cohen & Steers, Inc.                                                                                              10,743
    807     Greenhill & Co., Inc.                                                                                             54,828
    578   1 Knight Capital Group, Inc., Class A                                                                               10,780
    696     optionsXpress Holdings, Inc.                                                                                      21,632
               TOTAL                                                                                                          97,983
            CHEMICALS--5.8%
    271     American Vanguard Corp.                                                                                            4,287
    280   1 FMC Corp.                                                                                                         19,194
  2,011     Fuller (H.B.) Co.                                                                                                 49,853
  3,882   1 Hercules, Inc.                                                                                                    70,652
    373     Koppers Holdings, Inc.                                                                                             7,688
     86     Minerals Technologies, Inc.                                                                                        4,744
  1,028   1 OM Group, Inc.                                                                                                    58,596
  1,014     Spartech Corp.                                                                                                    27,784
               TOTAL                                                                                                         242,798
            COMMERCIAL BANKS--4.6%
    357     Central Pacific Financial Corp.                                                                                   13,134
    339     Chemical Financial Corp.                                                                                          10,139
    814     Citizens Banking Corp.                                                                                            21,140
    313     City Holding Co.                                                                                                  12,270
    212     Financial Institutions, Inc.                                                                                       4,891
    725     Frontier Financial Corp.                                                                                          21,018
    493     Greater Bay Bancorp                                                                                               12,695
    153     Horizon Financial Corp.                                                                                            3,550
    306     Independent Bank Corp.- Michigan                                                                                   7,313
    529     Irwin Financial Corp.                                                                                             11,728
    984     Pacific Capital Bancorp                                                                                           30,268
    197     Park National Corp.                                                                                               19,974
    199     Provident Bankshares Corp.                                                                                         7,192
    567     Trustmark Corp.                                                                                                   17,951
               TOTAL                                                                                                         193,263
            COMMERCIAL SERVICES & SUPPLIES--4.4%
    782   1 Cenveo, Inc.                                                                                                      15,515
    427   1 Consolidated Graphics, Inc.                                                                                       26,547
  1,240     Deluxe Corp.                                                                                                      28,111
    841     Harland (John H.) Co.                                                                                             34,388
    872     Healthcare Services Group, Inc.                                                                                   23,701
    389   1 Huron Consulting Group, Inc.                                                                                      15,544
    533   1 PeopleSupport, Inc.                                                                                               10,441
    454   1 TeleTech Holdings, Inc.                                                                                            8,812
    374     Viad Corp.                                                                                                        13,819
    186   1 Waste Connections, Inc.                                                                                            7,568
               TOTAL                                                                                                         184,446
            COMMUNICATIONS EQUIPMENT--1.7%
    478   1 Anaren Microwave, Inc.                                                                                             9,613
    365   1 Arris Group, Inc.                                                                                                  4,891
    341   1 Avocent Corp.                                                                                                     12,518
    652   1 CommScope, Inc.                                                                                                   20,805
    640   1 Netgear, Inc.                                                                                                     17,152
    411   1 Oplink Communications, Inc.                                                                                        8,138
               TOTAL                                                                                                          73,117
            COMPUTERS & PERIPHERALS--0.4%
  2,083   1 Brocade Communications Systems, Inc.                                                                              16,893
            CONSTRUCTION MATERIALS--1.4%
    924     Texas Industries, Inc.                                                                                            57,380
            CONSUMER FINANCE--3.0%
    266     ASTA Funding, Inc.                                                                                                 9,055
    158     Advanta Corp., Class B                                                                                             6,200
  1,272     Cash America International, Inc.                                                                                  52,572
  1,061   1 First Cash Financial Services, Inc.                                                                               22,928
    659   1 World Acceptance Corp.                                                                                            32,943
               TOTAL                                                                                                         123,698
            CONTAINERS & PACKAGING--2.1%
    461     Chesapeake Corp.                                                                                                   7,150
    467     Greif Brothers Corp., Class A                                                                                     43,763
    576     Myers Industries, Inc.                                                                                            10,437
    599     Silgan Holdings, Inc.                                                                                             24,781
               TOTAL                                                                                                          86,131
            DIVERSIFIED CONSUMER SERVICES--0.3%
    252   1 Vertrue, Inc.                                                                                                     11,332
            DIVERSIFIED FINANCIAL SERVICES--1.6%
  1,337     International Securities Exchange Holdings, Inc.                                                                  68,655
            DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
    601     Alaska Communications Systems Holdings, Inc.                                                                       8,648
            ELECTRICAL EQUIPMENT--3.2%
  1,745     Belden CDT, Inc.                                                                                                  63,169
     17   1 Genlyte Group, Inc.                                                                                                1,313
    902   1 II-VI, Inc.                                                                                                       22,081
    941     Regal Beloit Corp.                                                                                                46,532
               TOTAL                                                                                                         133,095
            ELECTRONIC EQUIPMENT & INSTRUMENTS--6.4%
  1,016   1 Anixter International, Inc.                                                                                       60,716
  2,300   1 Benchmark Electronics, Inc.                                                                                       61,065
  1,322   1 Insight Enterprises, Inc.                                                                                         28,410
    830   1 Newport Corp.                                                                                                     17,945
    661     Park Electrochemical Corp.                                                                                        20,306
    864   1 Smart Modular Technologies (WWH), Inc.                                                                             8,441
    814   1 Synnex Corp.                                                                                                      18,274
    569   1 TTM Technologies                                                                                                   6,913
  1,590     Technitrol, Inc.                                                                                                  40,100
    389   1 Zygo Corp.                                                                                                         6,737
               TOTAL                                                                                                         268,907
            ENERGY EQUIPMENT & SERVICES--4.9%
    541   1 Basic Energy Services, Inc.                                                                                       13,222
    129   1 Bristow Group, Inc.                                                                                                4,283
     70     Helmerich & Payne, Inc.                                                                                            1,676
    488   1 Hercules Offshore, Inc.                                                                                           17,383
    197   1 Hornbeck Offshore Services, Inc.                                                                                   7,110
    410     Lufkin Industries, Inc.                                                                                           24,739
    749   1 Oceaneering International, Inc.                                                                                   26,956
    450   1 Oil States International, Inc.                                                                                    13,068
    976     RPC, Inc.                                                                                                         21,199
  1,379   1 Superior Energy Services, Inc.                                                                                    43,163
    496   1 Trico Marine Services, Inc.                                                                                       16,914
    310   1 Unit Corp.                                                                                                        14,381
               TOTAL                                                                                                         204,094
            FOOD & STAPLES RETAILING--1.3%
    957     Longs Drug Stores Corp.                                                                                           41,189
    650     Spartan Stores, Inc.                                                                                              13,442
               TOTAL                                                                                                          54,631
            FOOD PRODUCTS--2.4%
  1,074     Lancaster Colony Corp.                                                                                            43,551
  1,153   1 Ralcorp Holdings, Inc.                                                                                            57,016
               TOTAL                                                                                                         100,567
            HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
    230   1 Neurometrix, Inc.                                                                                                  3,747
    499   1 Palomar Medical Technologies, Inc.                                                                                23,498
    275   1 Quidel Corp.                                                                                                       4,268
               TOTAL                                                                                                          31,513
            HEALTH CARE PROVIDERS & SERVICES--2.3%
  1,475   1 Amerigroup Corp.                                                                                                  44,191
    270   1 Corvel Corp.                                                                                                      11,677
  1,534   1 Healthspring, Inc.                                                                                                30,895
    367   1 Nighthawk Radiology Holdings, Inc.                                                                                 7,468
               TOTAL                                                                                                          94,231
            HOTELS, RESTAURANTS & LEISURE--0.8%
    115     Ambassadors International, Inc.                                                                                    4,485
    313   1 Buffalo Wild Wings, Inc.                                                                                          16,182
     81     IHOP Corp.                                                                                                         4,226
    580   1 Interstate Hotels & Resorts, Inc.                                                                                  5,203
     84   1 Life Time Fitness, Inc.                                                                                            4,328
               TOTAL                                                                                                          34,424
            HOUSEHOLD DURABLES--2.0%
    546     Blyth Industries, Inc.                                                                                            13,060
    268   1 Directed Electronics, Inc.                                                                                         3,685
    335     Ethan Allen Interiors, Inc.                                                                                       11,933
  2,174   1 Tempur-Pedic International, Inc.                                                                                  42,915
    492     Tupperware Brands Corp.                                                                                           10,445
               TOTAL                                                                                                          82,038
            IT SERVICES--1.0%
    927   1 InfoUSA, Inc.                                                                                                     10,188
  1,226   1 Sykes Enterprises, Inc.                                                                                           24,876
    335     Syntel, Inc.                                                                                                       8,392
               TOTAL                                                                                                          43,456
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
    523     Black Hills Corp.                                                                                                 18,049
            INSURANCE--5.4%
    392     Alfa Corp.                                                                                                         7,240
    203   1 American Physicians Capital, Inc.                                                                                 11,106
    818   1 CNA Surety Corp.                                                                                                  16,638
    307     Delphi Financial Group, Inc., Class A                                                                             12,050
    436     EMC Insurance Group, Inc.                                                                                         13,372
    220     FBL Financial Group, Inc., Class A                                                                                 7,777
    339     Harleysville Group, Inc.                                                                                          12,231
  1,247     Horace Mann Educators Corp.                                                                                       25,115
    187     Infinity Property & Casualty                                                                                       8,045
    381     LandAmerica Financial Group, Inc.                                                                                 24,037
    231     Midland Co.                                                                                                       10,797
    183     Nymagic, Inc.                                                                                                      5,865
    833     Ohio Casualty Corp.                                                                                               22,849
    187     RLI Corp.                                                                                                         10,137
    562     Safety Insurance Group, Inc.                                                                                      28,106
    213     Selective Insurance Group, Inc.                                                                                   11,768
               TOTAL                                                                                                         227,133
            INTERNET & CATALOG RETAIL--1.4%
  1,464   1 Priceline.com, Inc.                                                                                               58,985
            INTERNET SOFTWARE & SERVICES--0.9%
    328   1 DealerTrack Holdings, Inc.                                                                                         8,361
    555   1 Interwoven, Inc.                                                                                                   7,060
    165   1 Travelzoo, Inc.                                                                                                    5,374
    677     United Online, Inc.                                                                                                9,153
    436   1 Vignette Corp.                                                                                                     7,107
               TOTAL                                                                                                          37,055
            MACHINERY--3.5%
    445     Cascade Corp.                                                                                                     22,784
    342     Freightcar America, Inc.                                                                                          18,184
  1,031   1 Gardner Denver, Inc.                                                                                              35,044
    260     Gorman Rupp Co.                                                                                                    9,818
    154     Lincoln Electric Holdings                                                                                          9,469
    353     Mueller Industries, Inc.                                                                                          12,944
    667     Valmont Industries, Inc.                                                                                          37,219
               TOTAL                                                                                                         145,462
            MARINE--2.0%
  1,031   1 American Commercial Lines, Inc.                                                                                   66,139
    762     Horizon Lines, Inc., Class A                                                                                      17,793
               TOTAL                                                                                                          83,932
            MEDIA--0.7%
  1,042     Lee Enterprises, Inc.                                                                                             29,728
            METALS & MINING--3.5%
    619   1 Brush Engineered Materials, Inc.                                                                                  20,836
  1,614   1 Chaparral Steel Co.                                                                                               67,126
    358     Cleveland Cliffs, Inc.                                                                                            15,140
    679     Commercial Metals Corp.                                                                                           18,068
    370     Compass Minerals International, Inc.                                                                              11,451
    276   1 Oregon Steel Mills, Inc.                                                                                          15,014
               TOTAL                                                                                                         147,635
            OIL, GAS & CONSUMABLE FUELS--1.3%
    444     Frontier Oil Corp.                                                                                                13,054
    140   1 General Maritime Corp.                                                                                             5,116
    185     OMI Corp.                                                                                                          4,129
    133     Penn Virginia Corp.                                                                                                9,516
    207   1 Swift Energy Co.                                                                                                   9,671
    289   1 Whiting Petroleum Corp.                                                                                           12,892
               TOTAL                                                                                                          54,378
            PERSONAL PRODUCTS--0.3%
  1,032   1 Prestige Brands Holdings, Inc.                                                                                    12,178
            PHARMACEUTICALS--0.5%
    321     Medicis Pharmaceutical Corp., Class A                                                                             11,248
    543   1 Sciele Pharma, Inc.                                                                                               11,843
               TOTAL                                                                                                          23,091
            ROAD & RAIL--1.5%
    432     Arkansas Best Corp.                                                                                               17,703
    510   1 Celadon Group, Inc.                                                                                                9,568
    643   1 Dollar Thrifty Automotive Group                                                                                   25,823
    462     Werner Enterprises, Inc.                                                                                           8,478
               TOTAL                                                                                                          61,572
            SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.9%
    465   1 Actel Corp.                                                                                                        7,621
    248   1 Atheros Communications                                                                                             5,389
    413   1 Standard Microsystems Corp.                                                                                       12,733
    293   1 Supertex, Inc.                                                                                                    13,012
               TOTAL                                                                                                          38,755
            SOFTWARE--2.8%
    702   1 Altiris, Inc.                                                                                                     15,802
  1,331   1 MICROS Systems Corp.                                                                                              66,124
    346   1 Mentor Graphics Corp.                                                                                              5,837
     50   1 MicroStrategy, Inc., Class A                                                                                       5,967
    449   1 Quality Systems, Inc.                                                                                             19,056
    392   1 VASCO Data Security International, Inc.                                                                            4,543
               TOTAL                                                                                                         117,329
            SPECIALTY RETAIL--8.6%
    616   1 Asbury Automotive Group, Inc.                                                                                     14,784
    385     Books-A-Million, Inc.                                                                                              7,696
    322   1 Casual Male Retail Group, Inc.                                                                                     4,769
    682   1 Charlotte Russe Holdings, Inc.                                                                                    18,857
  1,075     Christopher & Banks Corp.                                                                                         29,014
    797     Group 1 Automotive, Inc.                                                                                          45,676
    911   1 Guess ?, Inc.                                                                                                     51,881
  1,273   1 Gymboree Corp.                                                                                                    59,144
    341   1 Rent-A-Center, Inc.                                                                                                9,807
  1,087   1 Select Comfort Corp.                                                                                              23,240
  1,106   1 Zale Corp.                                                                                                        31,897
  2,592     bebe stores, Inc.                                                                                                 64,359
               TOTAL                                                                                                         361,124
            TEXTILES APPAREL & LUXURY GOODS--1.7%
     91   1 Deckers Outdoor Corp.                                                                                              4,838
    875     K-Swiss, Inc., Class A                                                                                            30,905
    704   1 Steven Madden Ltd.                                                                                                30,371
    357     Xerium Technologies, Inc.                                                                                          4,420
               TOTAL                                                                                                          70,534
            THRIFTS & MORTGAGE FINANCE--3.1%
    231     City Bank Lynwood, WA                                                                                             12,414
    686   1 FirstFed Financial Corp.                                                                                          42,374
    681     MAF Bancorp, Inc.                                                                                                 29,344
    289     PFF Bancorp, Inc.                                                                                                  8,962
    432     TierOne Corp.                                                                                                     13,815
    310   1 Triad Guaranty, Inc.                                                                                              15,968
    130     WSFS Financial Corp.                                                                                               8,377
               TOTAL                                                                                                         131,254
            TRADING COMPANIES & DISTRIBUTORS--2.2%
  1,094     Applied Industrial Technologies, Inc.                                                                             31,442
    400   1 H&E Equipment Services, Inc.                                                                                      10,732
    288   1 Rush Enterprises, Inc.                                                                                             5,403
  1,084   1 TransDigm Group, Inc.                                                                                             26,038
    313   1 WESCO International, Inc.                                                                                         20,429
               TOTAL                                                                                                          94,044
               TOTAL COMMON STOCKS                                                                                         4,136,003
               (IDENTIFIED COST $3,877,640)
            MUTUAL FUND--2.1%
 86,660     SSgA Prime Money Market Fund (AT NET ASSET VALUE)                                                                 86,660
               TOTAL INVESTMENTS - 100.8%                                                                                  4,222,663
               (IDENTIFIED COST $3,964,299)2
               OTHER ASSETS AND LIABILITIES - NET - (0.8)%                                                                  (34,928)
               TOTAL NET ASSETS - 100%                                                                                   $ 4,187,735

1    Non-income producing security.

2 At October 31, 2006, the cost of investments for federal tax purposes was $3,964,299. The net unrealized appreciation of investments for federal tax purposes was $258,364. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $321,793 and net unrealized depreciation from investments for those securities having an excess of cost over value of $63,429.

Note:The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.










MDT SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  SHARES     VALUE

             COMMON STOCKS--96.7%
             AEROSPACE & DEFENSE--1.9%
      25     Heico Corp.                                           $      907
     198   1  K&F Industries Holdings, Inc.                             3,849
     250   1  Teledyne Technologies, Inc.                              10,430
      64     United Industrial Corp.                                    2,881
                TOTAL                                                  18,067
             AIR FREIGHT & LOGISTICS--0.4%
     133   1  Hub Group, Inc.                                           3,612
             BEVERAGES--1.5%
     267   1  Hansen Natural Corp.                                      8,477
      96     MGP Ingredients, Inc.                                      2,155
     103   1  National Beverage Corp.                                   1,179
      71   1  The Boston Beer Co., Inc., Class  A                       2,591
                TOTAL                                                  14,402
             BIOTECHNOLOGY--0.6%
     102   1  United Therapeutics Corp.                                 6,105
             BUILDING PRODUCTS--2.0%
     110     American Woodmark Corp.                                    4,069
      98     ElkCorp                                                    2,462
     186   1  NCI Building System, Inc.                                11,132
      32   1  Trex Co. Inc.                                               845
                TOTAL                                                  18,508
             CAPITAL MARKETS--3.6%
     250     Cohen & Steers, Inc.                                       8,720
     230     Greenhill & Co., Inc.                                     15,626
     305     OptionsXpress Holdings, Inc.                               9,479
                TOTAL                                                  33,825
             CHEMICALS--1.8%
     784   1  Hercules, Inc.                                           14,269
     120     Koppers Holdings, Inc.                                     2,473
                TOTAL                                                  16,742
             COMMERCIAL BANKS--0.1%
      27     Smithtown Bancorp, Inc.                                      766
             COMMERCIAL SERVICES & SUPPLIES--5.5%
     181   1  Cenveo, Inc.                                              3,591
      96   1  Consolidated Graphics, Inc.                               5,968
      76   1  Diamond Management & Technology Consultants, Inc.           824
     199     Harland (John H.) Co.                                      8,137
     197     Healthcare Services Group, Inc.                            5,354
      95   1  Huron Consulting Group, Inc.                              3,796
     292   1  IHS, Inc., Class A                                       10,094
     230     Knoll, Inc.                                                4,554
      80   1  On Assignment, Inc.                                         908
     100   1  PeopleSupport, Inc.                                       1,959
      25   1  Standard Parking Corp.                                      869
     318   1  TeleTech Holdings, Inc.                                   6,172
                TOTAL                                                  52,226
             COMMUNICATIONS EQUIPMENT--1.3%
     311   1  Arris Group, Inc.                                         4,167
      69   1  Comtech Telecommunications Corp.                          2,460
     221   1  Netgear, Inc.                                             5,923
                TOTAL                                                  12,550
             COMPUTERS & PERIPHERALS--0.2%
     143   1  Brocade Communications Systems, Inc.                      1,160
      27   1  Komag, Inc.                                               1,033
                TOTAL                                                   2,193
             CONSUMER FINANCE--2.3%
      80     ASTA Funding, Inc.                                         2,723
     137     Cash America International, Inc.                           5,662
      35   1  Ezcorp, Inc., Class A                                     1,581
     201   1  First Cash Financial Services, Inc.                       4,344
     150   1  World Acceptance Corp.                                    7,499
                TOTAL                                                  21,809
             CONTAINERS & PACKAGING--0.8%
      49     Myers Industries, Inc.                                       888
     151     Silgan Holdings, Inc.                                      6,247
                TOTAL                                                   7,135
             DIVERSIFIED CONSUMER SERVICES--0.8%
      39   1  Bright Horizons Family Solutions, Inc.                    1,498
     105     Jackson Hewitt Tax Service, Inc.                           3,633
      45   1  Vertrue, Inc.                                             2,024
                TOTAL                                                   7,155
             DIVERSIFIED FINANCIAL SERVICES--1.9%
     320     International Securities Exchange Holdings, Inc.          16,432
      27   1  Portfolio Recovery Associates, Inc.                       1,259
                TOTAL                                                  17,691
             DIVERSIFIED TELECOMMUNICATION SERVICES--0.3%
     159     Alaska Communications Systems Holdings, Inc.               2,288
      33   1  Cbeyond Communications, Inc.                              1,001
                TOTAL                                                   3,289
             ELECTRICAL EQUIPMENT--1.4%
      94   1  Encore Wire Corp.                                         2,527
     204   1  II-VI, Inc.                                               4,994
     111     Regal Beloit Corp.                                         5,489
                TOTAL                                                  13,010
             ELECTRONIC EQUIPMENT & INSTRUMENTS--2.7%
     407   1  Benchmark Electronics, Inc.                              10,806
      52   1  Brightpoint, Inc.                                           629
     100     MTS Systems Corp.                                          3,329
     155     Park Electrochemical Corp.                                 4,762
      60   1  ScanSource, Inc.                                          1,883
     181   1  Smart Modular Technologies (WWH), Inc.                    1,768
     161   1  TTM Technologies                                          1,956
                TOTAL                                                  25,133
             ENERGY EQUIPMENT & SERVICES--8.4%
      89   1  Basic Energy Services, Inc.                               2,175
     114   1  Bristow Group, Inc.                                       3,785
     237   1  Complete Production Services, Inc.                        4,572
      62   1  Grey Wolf, Inc.                                             434
      52   1  Gulfmark Offshore, Inc.                                   1,795
     108   1  Hercules Offshore, Inc.                                   3,847
      93   1  Hornbeck Offshore Services, Inc.                          3,356
      96   1  Input/Output, Inc.                                        1,076
      96     Lufkin Industries, Inc.                                    5,793
      69   1  NATCO Group, Inc., Class A                                2,287
     324   1  Oceaneering International, Inc.                          11,661
     195   1  Oil States International, Inc.                            5,663
     250     RPC, Inc.                                                  5,430
     436   1  Superior Energy Services, Inc.                           13,647
     198   1  Tetra Technologies, Inc.                                  5,128
      77   1  Trico Marine Services, Inc.                               2,626
      38   1  Unit Corp.                                                1,763
      89   1  W-H Energy Services, Inc.                                 4,168
                TOTAL                                                  79,206
             FOOD & STAPLES RETAILING--1.2%
     264     Longs Drug Stores Corp.                                   11,363
             HEALTH CARE EQUIPMENT & SUPPLIES--2.9%
      85   1  Align Technology, Inc.                                    1,178
     204   1  Immucor, Inc.                                             5,616
      63   1  Integra Lifesciences Corp.                                2,327
      33   1  Neurometrix, Inc.                                           538
     118   1  Palomar Medical Technologies, Inc.                        5,557
     137   1  Quidel Corp.                                              2,126
      48   1  SurModics, Inc.                                           1,675
     199     West Pharmaceutical Services, Inc.                         8,366
                TOTAL                                                  27,383
             HEALTH CARE PROVIDERS & SERVICES--4.0%
      38   1  Amedisys, Inc.                                            1,542
     209   1  Apria Healthcare Group, Inc.                              4,868
      43   1  Bio-Reference Laboratories, Inc.                          1,016
     378   1  Healthspring, Inc.                                        7,613
     169   1  Molina Healthcare, Inc.                                   6,630
     139   1  Nighthawk Radiology Holdings, Inc.                        2,829
     232   1  Wellcare Health Plans, Inc.                              13,630
                TOTAL                                                  38,128
             HEALTH CARE TECHNOLOGY--0.1%
      64   1  Omnicell, Inc.                                            1,199
             HOTELS RESTAURANTS & LEISURE--1.4%
      69   1  Buffalo Wild Wings, Inc.                                  3,567
     179   1  Life Time Fitness, Inc.                                   9,224
                TOTAL                                                  12,791
             HOUSEHOLD DURABLES--1.7%
      53   1  Directed Electronics, Inc.                                  729
     315     Sealy Corp.                                                4,432
     491   1  Tempur-Pedic International, Inc.                          9,692
      66     Tupperware Brands Corp.                                    1,401
                TOTAL                                                  16,254
             IT SERVICES--1.4%
     259   1  Sykes Enterprises, Inc.                                   5,255
      73     Syntel, Inc.                                               1,829
     183   1  Tyler Technologies, Inc.                                  2,597
     115   1  Verifone Holdings, Inc.                                   3,359
                TOTAL                                                  13,040
             INDUSTRIAL CONGLOMERATES--1.1%
     222   1  McDermott International, Inc.                             9,923
             INSURANCE--0.1%
      29     Tower Group, Inc.                                          1,025
             INTERNET & CATALOG RETAIL--1.5%
      24   1  Blue Nile, Inc.                                             917
     322   1  Priceline.com, Inc.                                      12,973
                TOTAL                                                  13,890
             INTERNET SOFTWARE & SERVICES--1.3%
     183   1  DealerTrack Holdings, Inc.                                4,665
      98   1  Digital Insight Corp.                                     3,016
     115   1  Liquidity Services, Inc.                                  1,949
      56   1  Travelzoo, Inc.                                           1,824
      51   1  Vocus, Inc.                                                 827
                TOTAL                                                  12,281
             LEISURE EQUIPMENT & PRODUCTS--0.3%
      56   1  RC2 Corp.                                                 2,530
             LIFE SCIENCES TOOLS & SERVICES--0.7%
      48   1  Luminex Corp.                                               774
     203   1  Parexel International Corp.                               6,009
                TOTAL                                                   6,783
             MACHINERY--5.2%
     125     Actuant Corp.                                              6,417
      27     American Railcar Industries, Inc.                            834
      78     Dynamic Materials Corp.                                    2,515
      81     Freightcar America, Inc.                                   4,307
     193     Kaydon Corp.                                               8,067
     327     Manitowoc, Inc.                                           17,946
     156     Valmont Industries, Inc.                                   8,705
                TOTAL                                                  48,791
             MARINE--1.9%
     263   1  American Commercial Lines, Inc.                          16,871
      48     Horizon Lines, Inc., Class A                               1,121
                TOTAL                                                  17,992
             METALS & MINING--3.9%
     241   1  AK Steel Holding Corp.                                    3,598
     340   1  Chaparral Steel Co.                                      14,141
     128     Compass Minerals International, Inc.                       3,962
     156   1  Oregon Steel Mills, Inc.                                  8,486
     195     Quanex Corp.                                               6,534
                TOTAL                                                  36,721
             OIL GAS & CONSUMABLE FUELS--2.3%
      81   1  Bois d'Arc Energy, Inc.                                   1,302
     105   1  Comstock Resources, Inc.                                  2,929
     354     Frontier Oil Corp.                                        10,408
     358   1  Mariner Energy, Inc.                                      7,096
                TOTAL                                                  21,735
             PHARMACEUTICALS--2.2%
      99   1  KV Pharmaceutical Co., Class A                            2,210
     128   1  Medicines Co.                                             3,323
     198     Medicis Pharmaceutical Corp., Class A                      6,938
     138   1  Noven Pharmaceuticals, Inc.                               3,065
      63   1  Pozen, Inc.                                               1,048
     175   1  Sciele Pharma, Inc.                                       3,817
                TOTAL                                                  20,401
             ROAD & RAIL--1.2%
      21     Arkansas Best Corp.                                          860
     139   1  Celadon Group, Inc.                                       2,608
     233   1  Old Dominion Freight Lines, Inc.                          6,445
      34   1  US Xpress Enterprises, Inc., Class A                        671
      17   1  Universal Truckload Services, Inc.                          442
                TOTAL                                                  11,026
             SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.4%
      94   1  ATMI, Inc.                                                2,979
     119   1  Atheros Communications                                    2,586
      94   1  PLX Technology, Inc.                                      1,167
     277   1  Silicon Image, Inc.                                       3,277
      66   1  Supertex, Inc.                                            2,931
                TOTAL                                                  12,940
             SOFTWARE--5.6%
      99   1  Blackboard Inc.                                           2,743
     402   1  Hyperion Solutions Corp.                                 15,035
     323   1  MICROS Systems Corp.                                     16,047
     330   1  Macrovision Corp.                                         8,781
      21   1  MicroStrategy, Inc., Class A                              2,506
     154   1  Quality Systems, Inc.                                     6,536
      85   1  VASCO Data Security International, Inc.                     985
                TOTAL                                                  52,633
             SPECIALTY RETAIL--10.9%
     120   1  Casual Male Retail Group, Inc.                            1,777
     195     Cato Corp., Class A                                        4,463
     161   1  Charlotte Russe Holdings, Inc.                            4,452
     177   1  Children's Place Retail Stores, Inc.                     12,424
     225     Christopher & Banks Corp.                                  6,073
      57   1  DSW, Inc., Class A                                        1,972
      67   1  Dick's Sporting Goods, Inc.                               3,334
     343   1  Dress Barn, Inc.                                          7,450
      56   1  Genesco, Inc.                                             2,104
     283   1  Guess ?, Inc.                                            16,117
     273   1  Gymboree Corp.                                           12,684
      39   1  Jos A. Bank Clothiers, Inc.                               1,158
     180   1  New York & Co.                                            2,340
     363   1  Select Comfort Corp.                                      7,761
     112   1  Tween Brands, Inc.                                        4,684
     572     bebe stores, Inc.                                         14,203
                TOTAL                                                 102,996
             TEXTILES APPAREL & LUXURY GOODS--2.7%
      97   1  Deckers Outdoor Corp.                                     5,157
     207     K-Swiss, Inc., Class A                                     7,311
     149   1  Maidenform Brands, Inc.                                   3,300
     134   1  Steven Madden Ltd.                                        5,781
      22   1  Timberland Co., Class A                                     635
      75     Wolverine World Wide, Inc.                                 2,127
      78     Xerium Technologies, Inc.                                    966
                TOTAL                                                  25,277
             TRADING COMPANIES & DISTRIBUTORS--4.2%
     347     Applied Industrial Technologies, Inc.                      9,973
     102   1  H&E Equipment Services, Inc.                              2,737
     226   1  Interline Brands, Inc.                                    5,410
     283   1  WESCO International, Inc.                                18,471
      59     Watsco, Inc.                                               2,938
                TOTAL                                                  39,529
                TOTAL COMMON STOCKS (IDENTIFIED COST $851,153)        910,055
             MUTUAL FUNDS--4.9%
   8,887     SSgA Money Market Fund                                     8,887
  37,468     SSgA Prime Money Market Fund                              37,468
                TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                46,355
                TOTAL INVESTMENTS-101.6%                              956,410
                 (IDENTIFIED COST $897,508)2
                OTHER ASSETS AND LIABILITIES---NET-(1.6%)            (14,802)
                TOTAL NET ASSETS---100%                            $  941,608

1    Non-income producing security.

2 At October 31, 2006, the cost of investments for federal tax purposes was $897,508. The net unrealized appreciation of investments for federal tax purposes was $58,902. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $75,771 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,869.


Note:           The categories of investments are shown as a percentage of total net assets at October 31, 2006.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.










MDT SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  SHARES     VALUE

             COMMON STOCKS-97.8%
             AEROSPACE & DEFENSE--1.0%
   1,252   1 Triumph Group, Inc.                                    $    60,284
             AIRLINES--0.5%
     702   1 Alaska Air Group, Inc.                                      28,185
             AUTO COMPONENTS--0.7%
   2,324     American Axle & Manufacturing Holdings, Inc.                43,575
             BUILDING PRODUCTS--0.1%
     274   1 Griffon Corp.                                                6,738
             CAPITAL MARKETS--2.9%
     357     GAMCO Investors, Inc., Class A                              14,137
   7,814   1 Knight Capital Group, Inc., Class A                        145,731
     267   1 Piper Jaffray Cos., Inc.                                    18,463
                TOTAL                                                   178,331
             CHEMICALS--2.4%
   3,127     Fuller (H.B.) Co.                                           77,518
   1,000     Spartech Corp.                                              27,400
   1,338     Westlake Chemical Corp.                                     42,214
                TOTAL                                                   147,132
             COMMERCIAL BANKS--6.2%
     449     Alabama National Bancorp                                    30,465
     782     Amcore Financial, Inc.                                      24,484
     782     Chemical Financial Corp.                                    23,390
   1,134     Chittenden Corp.                                            33,442
     629     Citizens Banking Corp.                                      16,335
     289     City Holding Co.                                            11,329
   1,131     Community Bank System, Inc.                                 28,105
     531     First Charter Corp.                                         13,217
     475     Integra Bank Corp.                                          12,559
     405     NBT Bancorp, Inc.                                           10,064
   1,518     Old National Bancorp                                        28,812
     669     Park National Corp.                                         67,830
     327     Provident Bankshares Corp.                                  11,818
     282     Southwest Bancorp, Inc.                                      7,645
   1,941     Susquehanna Bankshares, Inc.                                48,506
     494     Wesbanco, Inc.                                              16,179
                TOTAL                                                   384,180
             COMMERCIAL SERVICES & SUPPLIES--2.8%
     283   1 Consolidated Graphics, Inc.                                 17,594
     723     Ennis Business Forms, Inc.                                  16,607
   2,383     Viad Corp.                                                  88,052
   1,200   1 Volt Information Science, Inc.                              47,400
                TOTAL                                                   169,653
             COMMUNICATIONS EQUIPMENT--4.8%
   1,095   1 Anaren Microwave, Inc.                                      22,020
   5,021   1 Avocent Corp.                                              184,321
   3,083   1 Dycom Industries, Inc.                                      71,865
     888   1 Oplink Communications, Inc.                                 17,582
                TOTAL                                                   295,788
             COMPUTERS & PERIPHERALS--0.1%
     731   1 SimpleTech, Inc.                                             6,330
             CONSUMER FINANCE--1.4%
     277     Advanta Corp., Class B                                      10,869
   1,799     Cash America International, Inc.                            74,353
                TOTAL                                                    85,222
             CONTAINERS & PACKAGING--2.2%
   1,433     Greif Brothers Corp., Class A                              134,286
             ELECTRIC UTILITIES--1.8%
   2,004     Allete, Inc.                                                90,380
      81     Cleco Corp.                                                  2,082
      22     Idacorp, Inc.                                                  867
     580     Otter Tail Corp.                                            17,365
                TOTAL                                                   110,694
             ELECTRICAL EQUIPMENT--4.0%
   4,848     Belden CDT, Inc.                                           175,498
   1,290   1 Encore Wire Corp.                                           34,675
   1,557   1 EnerSys, Inc.                                               27,450
      18   1 Genlyte Group, Inc.                                          1,391
     142     Regal Beloit Corp.                                           7,022
                TOTAL                                                   246,036
             ELECTRONIC EQUIPMENT & INSTRUMENTS--4.4%
   1,762     CTS Corp.                                                   24,879
   4,236   1 Insight Enterprises, Inc.                                   91,032
     470   1 Kemet Corp.                                                  3,455
     661     Park Electrochemical Corp.                                  20,306
   1,452   1 TTM Technologies                                            17,642
   4,578     Technitrol, Inc.                                           115,457
                TOTAL                                                   272,771
             ENERGY EQUIPMENT & SERVICES--0.1%
     200   1 Dawson Geophysical Co.                                       6,008
             FOOD & STAPLES RETAILING--2.0%
   2,905     Longs Drug Stores Corp.                                    125,031
             FOOD PRODUCTS--0.7%
     550   1 Ralcorp Holdings, Inc.                                      27,198
     629     Sanderson Farms, Inc.                                       16,687
                TOTAL                                                    43,885
             GAS UTILITIES--4.2%
   2,077     Atmos Energy Corp.                                          63,826
   1,020     Laclede Group, Inc.                                         36,343
     713     Northwest Natural Gas Co.                                   29,497
   1,274     South Jersey Industries, Inc.                               39,405
   2,714     WGL Holdings, Inc.                                          88,069
                TOTAL                                                   257,140
             HEALTH CARE PROVIDERS & SERVICES--2.5%
   3,240   1  Amerigroup Corp.                                           97,070
     776   1 Genesis Health Care Corp.                                   37,582
     847   1 MedCath Corp.                                               22,437
                TOTAL                                                   157,089
             HOTELS, RESTAURANTS & LEISURE--2.0%
     129     Bob Evans Farms, Inc.                                        4,374
     957   1 Great Wolf Resorts, Inc.                                    12,594
     339     International Speedway Corp., Class A                       17,597
   1,309   1 Interstate Hotels & Resorts, Inc.                           11,742
     294   1 Jack in the Box, Inc.                                       16,496
   1,092     Marcus Corp.                                                27,289
     913     Speedway Motorsports, Inc.                                  34,393
                TOTAL                                                   124,485
             HOUSEHOLD DURABLES--0.0%
      84     CSS Industries, Inc.                                         2,638
             IT SERVICES--0.3%
   1,057   1 Sykes Enterprises, Inc.                                     21,447
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.2%
   2,235     Black Hills Corp.                                           77,130
             INSURANCE--10.4%
     633     21st Century Insurance Group                                 9,989
     518     Affirmative Insurance Holdings, Inc.                         8,604
     331     Alfa Corp.                                                   6,114
      34   1 American Physicians Capital, Inc.                            1,860
     535     Delphi Financial Group, Inc., Class A                       20,999
     248     EMC Insurance Group, Inc.                                    7,606
     943     FBL Financial Group, Inc., Class A                          33,335
   1,161     Harleysville Group, Inc.                                    41,889
   1,184     Horace Mann Educators Corp.                                 23,846
     866     Infinity Property & Casualty                                37,255
   1,456     LandAmerica Financial Group, Inc.                           91,859
     875   1 Meadowbrook Insurance Group, Inc.                           10,544
     630     Midland Co.                                                 29,446
     365     Nymagic, Inc.                                               11,698
     945     RLI Corp.                                                   51,228
   1,702     Selective Insurance Group, Inc.                             94,036
   1,230     United Fire & Casualty Co.                                  43,517
   2,474     Zenith National Insurance Corp.                            115,090
                TOTAL                                                   638,915
             INTERNET & CATALOG RETAIL--0.3%
   1,324   1 FTD Group, Inc.                                             21,118
             INTERNET SOFTWARE & SERVICES--0.7%
     581   1 Greenfield Online, Inc.                                      5,909
   3,625   1 Sonicwall, Inc.                                             38,063
                TOTAL                                                    43,972
             MACHINERY--3.7%
     211     Alamo Group, Inc.                                            4,895
     432     Cascade Corp.                                               22,118
     146     Freightcar America, Inc.                                     7,763
   1,006     Gorman Rupp Co.                                             37,987
     732     Manitowoc, Inc.                                             40,172
   1,285     Mueller Industries, Inc.                                    47,121
     232     Robbins & Myers, Inc.                                        8,930
     278     Sun Hydraulics Corp.                                         5,971
   1,508     Watts Industries, Inc., Class A                             56,128
                TOTAL                                                   231,085
             MARINE--0.1%
     220   1 Genco Shipping & Trading Ltd.                                5,487
             METALS & MINING--6.7%
   1,061   1 Brush Engineered Materials, Inc.                            35,713
     347   1 Chaparral Steel Co.                                         14,432
   2,232     Cleveland Cliffs, Inc.                                      94,391
      75     Commercial Metals Corp.                                      1,996
     397   1 Oregon Steel Mills, Inc.                                    21,597
   3,107     Quanex Corp.                                               104,116
     866     Ryerson, Inc.                                               20,871
     991     Schnitzer Steel Industries, Inc., Class A                   34,645
     319     Steel Technologies, Inc.                                     6,122
   4,611     Worthington Industries, Inc.                                79,678
                TOTAL                                                   413,561
             MULTI-UTILITIES--0.4%
     161     Avista Corp.                                                 4,144
     622     PNM Resources, Inc.                                         17,516
                TOTAL                                                    21,660
             OIL, GAS & CONSUMABLE FUELS--6.3%
   3,603   1 General Maritime Corp.                                     131,654
   7,137     OMI Corp.                                                  159,298
     373     Penn Virginia Corp.                                         26,688
   1,295   1 The Houston Exploration Co.                                 70,137
                TOTAL                                                   387,777
             ROAD & RAIL--3.3%
   1,393     Arkansas Best Corp.                                         57,085
     577   1 Celadon Group, Inc.                                         10,825
   1,818   1 Dollar Thrifty Automotive Group                             73,011
     267   1 P.A.M. Transportation Services, Inc.                         6,760
   1,444   1 Saia, Inc.                                                  38,699
     952   1 US Xpress Enterprises, Inc., Class A                        18,792
                TOTAL                                                   205,172
             SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.5%
   1,502   1 ATMI, Inc.                                                  47,598
     540   1 Pericom Semiconductor Corp.                                  5,189
   7,292   1 Spansion, Inc.                                             103,984
                TOTAL                                                   156,771
             SOFTWARE--2.2%
   2,672   1 Hyperion Solutions Corp.                                    99,933
   1,577   1 JDA Software Group, Inc.                                    23,198
     358   1 Manhattan Associates, Inc.                                  10,572
                TOTAL                                                   133,703
             SPECIALTY RETAIL--3.8%
   1,189   1 Cabela's, Inc., Class A                                     28,060
   1,507     Cato Corp., Class A                                         34,495
     467   1 Payless ShoeSource, Inc.                                    12,492
   2,258     Talbots, Inc.                                               63,314
   3,357   1 Zale Corp.                                                  96,816
                TOTAL                                                   235,177
             TEXTILES APPAREL & LUXURY GOODS--2.1%
      66   1 Columbia Sportswear Co.                                      3,685
     200   1 Deckers Outdoor Corp.                                       10,634
   4,529   1 Fossil, Inc.                                                98,913
     418     K-Swiss, Inc., Class A                                      14,764
      85     Kellwood Co.                                                 2,601
                TOTAL                                                   130,597
             THRIFTS & MORTGAGE FINANCE--4.5%
   3,270     Corus Bankshares, Inc.                                      67,133
   1,012     Downey Financial Corp.                                      69,707
     951   1 FirstFed Financial Corp.                                    58,743
   1,161   1 Ocwen Financial Corp.                                       18,170
     338     TierOne Corp.                                               10,809
     836   1 Triad Guaranty, Inc.                                        43,062
     124     WSFS Financial Corp.                                         7,991
                TOTAL                                                   275,615
             TRADING COMPANIES & DISTRIBUTORS--2.5%
   3,336     Applied Industrial Technologies, Inc.                       95,877
   2,362   1 TransDigm Group, Inc.                                       56,735
                TOTAL                                                   152,612
                TOTAL COMMON STOCKS (IDENTIFIED COST $5,823,750)      6,037,280
             MUTUAL FUND--1.6%
  98,643     SSgA Prime Money Market Fund  (AT NET ASSET VALUE)          98,643
                TOTAL INVESTMENTS - 99.4%                             6,135,923
                (IDENTIFIED COST $5,922,393)2
                OTHER ASSETS AND LIABILITIES - NET - 0.6%                39,782
                TOTAL NET ASSETS - 100%                             $ 6,175,705

1    Non-income producing security.

2 At October 31, 2006, the cost of investments for federal tax purposes was $5,922,393. The net unrealized appreciation of investments for federal tax purposes was $213,530. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $339,815 and net unrealized depreciation from investments for those securities having an excess of cost over value of $126,285.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.








MDT SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT OR
    SHARES
                ADJUSTABLE RATE MORTGAGES--1.2%
                FEDERAL HOME LOAN MORTGAGE CORPORATION--0.9%
  $     45,419  Federal Home Loan Mortgage Corp. ARM 390260, 30 Year, 5.182%, 10/1/2030                                 $     45,375
       247,021  Federal Home Loan Mortgage Corp. ARM 420173, 30 Year, 5.750%, 4/1/2030                                       247,968
        19,894  Federal Home Loan Mortgage Corp. ARM 420196, 5.427%, 11/1/2030                                                19,825
                   TOTAL                                                                                                     313,168
                FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.3%
       110,865  Federal National Mortgage Association ARM 316302, 6.825%, 11/1/2018                                          113,511
                   TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $430,817)                                                426,679
                ASSET-BACKED SECURITIES--18.8%
                ASSET-BACKED SECURITIES--8.7%
     1,500,000  American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034                               1,466,248
     1,175,485  Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018                                            1,156,048
       500,000  People's Choice Home Loan Securities Trust 2004-1, Class B1, 5.00%, 6/25/2034                                487,681
                   TOTAL                                                                                                   3,109,977
                AUTO RECEIVABLES--10.0%
       590,471  Capital One Auto Finance Trust 2003-A, Class A4A, 2.47%, 1/15/2010                                           588,045
     1,000,000  DaimlerChrysler Auto Trust 2004-C, Class A4, 3.28%, 12/8/2009                                                979,931
       422,533  MMCA Automoble Trust 2002-2, Class C, 5.55%, 3/15/2010                                                       420,301
     1,000,000  Nissan Auto Receivables Owner Trust 2004-C, Class A4, 5.36%, 3/15/2010                                     1,001,191
       593,000  WFS Financial Owner Trust 2003-2, Class A4, 2.41%, 12/20/2010                                                586,454
                   TOTAL                                                                                                   3,575,922
                COMMERCIAL MORTGAGE--0.1%
        19,525  CS First Boston Mortgage Securities Corp. 2002-26, Class 3A5, 6.26%, 10/25/2032                               19,484
                   TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,742,199)                                              6,705,383
                COLLATERALIZED MORTGAGE OBLIGATIONS--48.6%
                ASSET-BACKED SECURITIES--0.4%
       148,654  Indymac Home Equity Loan Asset-Backed Trust 2004-C, Class 1A1, 5.64%, 3/25/2035                              149,157
                COMMERCIAL MORTGAGE--2.2%
       260,858  Banc of America Mortgage Securities 2003-B, Class 2A2, 4.413%, 3/25/2033                                     257,262
       200,000  CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033                              198,006
       463,735  CS First Boston Mortgage Securities Corp. 2003-17, Class DB4, 5.376%, 6/25/2033                              325,030
                   TOTAL                                                                                                     780,298
                FEDERAL HOME LOAN MORTGAGE CORPORATION--15.5%
        22,204  Federal Home Loan Mortgage Corp. REMIC 1211 L, 7.00%, 3/15/2007                                               22,169
         9,054  Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021                                                 8,887
       216,233  Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013                                             222,373
        70,059  Federal Home Loan Mortgage Corp. REMIC 1624 KZ, 6.00%, 12/15/2008                                             70,083
       200,000  Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024                                             196,421
       230,375  Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028                                            234,246
       269,477  Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016                                             275,677
       691,677  Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017                                             679,277
       488,835  Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018                                              469,553
       542,873  Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032                                              485,253
     1,000,000  Federal Home Loan Mortgage Corp. REMIC 2663 LN, 4.50%, 1/15/2022                                             991,024
       225,923  Federal Home Loan Mortgage Corp. REMIC 2676 JA, 4.00%, 8/15/2013                                             224,854
       523,838  Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031                                             498,170
       300,000  Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015                                             292,801
       428,554  Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024                                             418,940
       436,691  Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043                                             445,509
                   TOTAL                                                                                                   5,535,237
                FEDERAL NATIONAL MORTGAGE ASSOCIATION--20.9%
       392,989  Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020                                      426,695
         8,746  Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021                                     9,273
       216,782  Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022                                     224,507
       209,168  Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023                                   232,242
        85,000  Federal National Mortgage Association REMIC 1993-135 PJ, 6.50%, 7/25/2008                                     85,118
        13,933  Federal National Mortgage Association REMIC 1993-179 FO, 5.642%, 10/25/2023                                   13,997
       241,407  Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013                                      246,799
       274,304  Federal National Mortgage Association REMIC 1993-68 PL, 7.00%, 5/25/2008                                     275,378
       103,289  Federal National Mortgage Association REMIC 1994-7 PG, 6.50%, 1/25/2009                                      103,791
     1,264,376  Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027                                  1,300,774
       200,000  Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017                                      202,545
       745,754  Federal National Mortgage Association REMIC 2002-52 FG, 5.83%, 9/25/2032                                     754,240
       220,406  Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033                                     202,907
       400,329  Federal National Mortgage Association REMIC 2003-47 FP, 5.68%, 9/25/2032                                     401,889
       397,489  Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033                                     357,477
       535,012  Federal National Mortgage Association REMIC 2003-W12 1A6, 4.50%, 6/25/2043                                   527,358
       850,000  Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028                                     860,427
       410,311  Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021                                       422,864
       460,462  Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022                                      487,203
       287,314  Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022                                      297,437
                   TOTAL                                                                                                   7,432,921
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.4%
       121,905  Government National Mortgage Association REMIC 2000-9 PB, 7.50%, 6/16/2026                                   122,394
                NON-AGENCY MORTGAGE--9.2%
       721,627  Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034                                       711,760
       350,624  Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033                                     351,052
       657,049  MASTR Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033                                         639,762
        73,621  Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033                                71,409
       596,531  Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017                                              595,192
       886,642  Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024                                                   914,821
                   TOTAL                                                                                                   3,283,996
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                 (IDENTIFIED COST             17,304,003
                   $17,508,215)
                CORPORATE BONDS--5.3%
                CONSUMER CYCLICAL - AUTOMOTIVE--0.8%
       300,000  General Motors Acceptance Corp., Note, 6.125%, 2/1/2007                                                      299,790
                FINANCIAL INSTITUTION - BANKING--0.8%
       300,000  Citigroup, Inc., 4.625%, 8/3/2010                                                                            296,060
                FINANCIAL INSTITUTION - BROKERAGE--1.1%
       375,000  Merrill Lynch & Co., Inc., Sr. Unsub., Series CORE, 5.872%, 1/31/2008                                        374,438
                FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--1.8%
       350,000  General Electric Capital Corp., Note, 4.875%, 10/21/2010                                                     347,536
       290,000  SLM Corp., Note, Series A, 3.95%, 8/15/2008                                                                  283,687
                   TOTAL                                                                                                     631,223
                FINANCIAL INSTITUTION - REITS--0.8%
       300,000  Prologis, Note, 5.25%, 11/15/2010                                                                            298,625
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $1,908,176)                                                      1,900,136
                GOVERNMENT AGENCIES--14.0%
                FEDERAL HOME LOAN BANK--5.6%
     2,000,000  Federal Home Loan Bank System, Bond, 5.10%, 9/19/2008                                                      2,005,260
                FEDERAL HOME LOAN MORTGAGE CORPORATION--5.6%
     1,000,000  Federal Home Loan Mortgage Corp., 4.625%, 2/21/2008                                                          994,864
     1,000,000  Federal Home Loan Mortgage Corp., Series MTN, 5.25%, 11/10/2010                                              999,796
                   TOTAL                                                                                                   1,994,660
                FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.8%
     1,000,000  Federal National Mortgage Association, Note, Series 1, 3.625%, 3/15/2007                                     993,685
                   TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $4,986,444)                                                  4,993,605
                MORTGAGE-BACKED SECURITIES--5.2%
                FEDERAL HOME LOAN MORTGAGE CORPORATION--3.3%
        19,740  Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010                                               20,026
       115,690  Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021                                               123,561
        89,438  Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021                                               92,167
       363,184  Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018                                              358,322
        45,984  Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010                                               47,189
       202,143  Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015                                              209,093
        57,698  Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017                                                60,967
       127,474  Federal Home Loan Mortgage Corp., Pool M90766, 5.00%, 11/1/2007                                              126,510
       135,756  Federal Home Loan Mortgage Corp., Pool M90767, 4.50%, 11/1/2007                                              134,125
                   TOTAL                                                                                                   1,171,960
                FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.9%
       526,465  Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013                                          506,910
        27,217  Federal National Mortgage Association, Pool 313806, 7.50%, 2/1/2014                                           27,263
        41,229  Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014                                           43,089
        99,147  Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016                                         101,572
                   TOTAL                                                                                                     678,834
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%
         4,867  Government National Mortgage Association, Pool 365841, 7.00%, 9/15/2008                                        4,904
         5,812  Government National Mortgage Association, Pool 413575, 7.00%, 12/15/2010                                       5,917
                   TOTAL                                                                                                      10,821
                   TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,899,893)                                           1,861,615
                MUTUAL FUNDS--5.5%
       819,095  SSgA Money Market Fund                                                                                       819,095
     1,119,615  SSgA Prime Money Market Fund                                                                               1,119,615
                   TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                                                 1,938,710
                   TOTAL INVESTMENTS - 98.6%                                                                              35,130,131
                   (IDENTIFIED COST $35,414,454)1
                   OTHER ASSETS AND LIABILITIES - NET - 1.4%                                                                 509,536
                   TOTAL NET ASSETS - 100%                                                                              $ 35,639,667

1 At October 31, 2006, the cost of investments for federal tax purposes was $35,414,454.The net unrealized depreciation of investments for federal tax purposes was $284,323. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $68,921 and net unrealized depreciation from investments for those securities having an excess of cost over value of $353,244.

Note:The categories of investments are shown as a percentage of total net assets at October 31, 2006.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REIT  --Real Estate Investment Trust
 REMIC --Real Estate Mortgage Investment Conduit








MDT TAX AWARE/ALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  SHARES     VALUE

             COMMON STOCKS--99.1%
             AEROSPACE & DEFENSE--3.0%
     664     Boeing Co.                                             $    53,027
   1,115     Honeywell International, Inc.                               46,964
   1,081     Raytheon Co.                                                53,996
     243     Rockwell Collins                                            14,113
      58     United Technologies Corp.                                    3,812
                TOTAL                                                   171,912
             BIOTECHNOLOGY--0.3%
     285   1 Celgene Corp.                                               15,230
             BUILDING PRODUCTS--0.1%
      67     American Standard Cos.                                       2,967
             CAPITAL MARKETS--10.6%
     828     Goldman Sachs Group, Inc.                                  157,146
   2,029     Lehman Brothers Holdings, Inc.                             157,937
     166     Merrill Lynch & Co., Inc.                                   14,512
   3,611     Morgan Stanley                                             275,989
     115     optionsXpress Holdings, Inc.                                 3,574
                TOTAL                                                   609,158
             CHEMICALS--0.1%
      57   1 FMC Corp.                                                    3,907
      74   1 OM Group, Inc.                                               4,218
                TOTAL                                                     8,125
             COMMERCIAL BANKS--3.8%
      92     City National Corp.                                          6,124
     875     Comerica, Inc.                                              50,916
     814     Fifth Third Bancorp                                         32,438
     210     Huntington Bancshares, Inc.                                  5,126
     693     KeyCorp                                                     25,738
     571     National City Corp.                                         21,270
      62     Regions Financial Corp.                                      2,353
     906     SunTrust Banks, Inc.                                        71,565
                TOTAL                                                   215,530
             COMMERCIAL SERVICES & SUPPLIES--0.7%
     227     Cintas Corp.                                                 9,398
      62   1 Dun & Bradstreet Corp.                                       4,789
     264     Robert Half International, Inc.                              9,649
     374     Waste Management, Inc.                                      14,018
                TOTAL                                                    37,854
             COMPUTERS & PERIPHERALS--1.0%
     713   1 Apple Computer, Inc.                                        57,810
             CONSUMER FINANCE--0.6%
     569   1 Americredit Corp.                                           14,549
     264   1 First Marblehead Corp.                                      17,807
                TOTAL                                                    32,356
             CONTAINERS & PACKAGING--0.3%
     379     Temple-Inland, Inc.                                         14,948
             DIVERSIFIED CONSUMER SERVICES--0.0%
      39   1 ITT Educational Services, Inc.                               2,689
             DIVERSIFIED FINANCIAL SERVICES--4.3%
     190   1 CBOT Holdings, Inc.                                         28,196
     793     CIT Group, Inc.                                             41,276
      47     Chicago Mercantile Exchange Holdings, Inc.                  23,547
   2,680     J.P. Morgan Chase & Co.                                    127,139
     419     Moody's Corp.                                               27,780
                TOTAL                                                   247,938
             ELECTRIC UTILITIES--1.4%
   1,237     Edison International                                        54,972
     267     Entergy Corp.                                               22,917
                TOTAL                                                    77,889
             ELECTRICAL EQUIPMENT--0.2%
      61     AMETEK, Inc.                                                 2,847
     144     Rockwell Automation, Inc.                                    8,928
                TOTAL                                                    11,775
             ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
     218     Amphenol Corp., Class A                                     14,802
     108     Technitrol, Inc.                                             2,724
                TOTAL                                                    17,526
             ENERGY EQUIPMENT & SERVICES--5.6%
     110   1 Cameron International Corp.                                  5,511
     265   1 FMC Technologies, Inc.                                      16,019
     104   1 Oceaneering International, Inc.                              3,743
   4,495     Schlumberger Ltd.                                          283,545
      35   1 Transocean Sedco Forex, Inc.                                 2,539
     172   1 Unit Corp.                                                   7,979
                TOTAL                                                   319,336
             FOOD & STAPLES RETAILING--0.0%
      63     Longs Drug Stores Corp.                                      2,712
             FOOD PRODUCTS--1.2%
      85   1 Dean Foods Co.                                               3,561
     149     Fresh Del Monte Produce, Inc.                                2,323
     833     General Mills, Inc.                                         47,331
     134     H.J. Heinz Co.                                               5,649
     164     Kellogg Co.                                                  8,251
                TOTAL                                                    67,115
             GAS UTILITIES--0.1%
     196     AGL Resources, Inc.                                          7,350
             HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
      63     Mentor Corp.                                                 2,948
             HEALTH CARE PROVIDERS & SERVICES--3.6%
     772     Cardinal Health, Inc.                                       50,527
     502     Caremark Rx, Inc.                                           24,713
     281   1 DaVita, Inc.                                                15,632
     177   1 Express Scripts, Inc., Class A                              11,278
     333   1 Laboratory Corp. of America Holdings                        22,807
      74   1 VCA Antech, Inc.                                             2,395
   1,040   1 Wellpoint, Inc.                                             79,373
                TOTAL                                                   206,725
             HEALTH CARE TECHNOLOGY--0.1%
     435   1 Emdeon Corp.                                                 5,068
      94     IMS Health, Inc.                                             2,618
                TOTAL                                                     7,686
             HOTELS RESTAURANTS & LEISURE--1.7%
      54     ITT Corp.                                                    2,937
     600     International Game Technology                               25,506
     408   1 Las Vegas Sand Corp.                                        31,090
     353   1 Starbucks Corp.                                             13,326
     447     Yum! Brands, Inc.                                           26,579
                TOTAL                                                    99,438
             HOUSEHOLD DURABLES--0.2%
      54     Centex Corp.                                                 2,824
      68     KB HOME                                                      3,056
     117     Pulte Homes, Inc.                                            3,626
                TOTAL                                                     9,506
             HOUSEHOLD PRODUCTS--1.7%
     314     Colgate-Palmolive Co.                                       20,087
   1,155     Kimberly-Clark Corp.                                        76,831
                TOTAL                                                    96,918
             IT SERVICES--0.8%
     169   1  Alliance Data Systems Corp.                                10,262
     310   1 Cognizant Technology Solutions Corp.                        23,337
      80   1 Computer Sciences Corp.                                      4,228
     205   1 Fiserv, Inc.                                                10,127
                TOTAL                                                    47,954
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
     193   1 AES Corp.                                                    4,244
             INDUSTRIAL CONGLOMERATES--4.5%
   7,358     General Electric Co.                                       258,339
             INSURANCE--19.3%
   3,608     Allstate Corp.                                             221,387
     623     Ambac Financial Group, Inc.                                 52,014
     266     American Financial Group, Inc.                              12,731
   3,326     American International Group, Inc.                         223,407
     681     Assurant, Inc.                                              35,861
     550     Berkley, W. R. Corp.                                        20,273
     214   1 CNA Financial Corp.                                          8,014
     276     Chubb Corp.                                                 14,669
   1,464     Hartford Financial Services Group, Inc.                    127,617
      69     LandAmerica Financial Group, Inc.                            4,353
     696     MBIA Insurance Corp.                                        43,166
   3,047     MetLife, Inc.                                              174,075
     151     Nationwide Financial Services, Inc., Class A                 7,689
     114   1 Philadelphia Consolidated Holding Corp.                      4,460
      92     Prudential Financial, Inc.                                   7,078
     416     Radian Group, Inc.                                          22,173
     222     Reinsurance Group of America                                12,521
     510     SAFECO Corp.                                                29,677
      24     StanCorp Financial Group, Inc.                               1,097
   1,501     The St. Paul Travelers Cos., Inc.                           76,746
     172     Torchmark Corp.                                             10,609
                TOTAL                                                 1,109,617
             INTERNET & CATALOG RETAIL--0.3%
     258   1 Coldwater Creek, Inc.                                        7,866
     330   1 IAC Interactive Corp.                                       10,223
                TOTAL                                                    18,089
             LIFE SCIENCES TOOLS & SERVICES--0.2%
      73   1 Charles River Laboratories International, Inc.               3,133
      62     Pharmaceutical Product Development, Inc.                     1,962
     142   1 Waters Corp.                                                 7,072
                TOTAL                                                    12,167
             MACHINERY--1.3%
     681     Danaher Corp.                                               48,875
     156     Deere & Co.                                                 13,280
     287     Dover Corp.                                                 13,633
                TOTAL                                                    75,788
             MARINE--0.1%
      77   1 American Commercial Lines, Inc.                              4,940
             MEDIA--4.3%
     104     Clear Channel Communications, Inc.                           3,624
   2,463   1 Comcast Corp., Class A                                     100,170
     773   1 Discovery Holding Co., Class A                              11,471
     789     McGraw-Hill Cos., Inc.                                      50,630
     299     Omnicom Group, Inc.                                         30,334
   2,417     Time Warner, Inc.                                           48,364
     103   1 Univision Communications, Inc., Class A                      3,611
                TOTAL                                                   248,204
             METALS & MINING--1.7%
       2     Carpenter Technology Corp.                                     214
     216   1 Chaparral Steel Co.                                          8,983
     174     Cleveland Cliffs, Inc.                                       7,358
     342     Commercial Metals Corp.                                      9,101
     386     Nucor Corp.                                                 22,546
     448     Phelps Dodge Corp.                                          44,970
     268     Worthington Industries, Inc.                                 4,631
                TOTAL                                                    97,803
             MULTI-UTILITIES--1.0%
     218     Energy East Corp.                                            5,300
     513     P G & E Corp.                                               22,131
     226     SCANA Corp.                                                  9,031
     417     Sempra Energy                                               22,118
                TOTAL                                                    58,580
             MULTILINE RETAIL--1.3%
   1,213     Target Corp.                                                71,785
             OIL GAS & CONSUMABLE FUELS--10.9%
      87   1 Bill Barrett Corp.                                           2,482
   4,170     Chevron Corp.                                              280,224
   1,275     Devon Energy Corp.                                          85,221
     105   1  Forest Oil Corp.                                            3,427
     122   1 General Maritime Corp.                                       4,458
   2,049     Marathon Oil Corp.                                         177,034
     656     Occidental Petroleum Corp.                                  30,793
     140     Overseas Shipholding Group, Inc.                             8,757
      82   1 Swift Energy Co.                                             3,831
     389     Tesoro Petroleum Corp.                                      24,873
      95   1 Whiting Petroleum Corp.                                      4,238
                TOTAL                                                   625,338
             PAPER & FOREST PRODUCTS--0.2%
     370     MeadWestvaco Corp.                                          10,182
             PHARMACEUTICALS--0.4%
     510   1 Forest Laboratories, Inc., Class A                          24,959
             ROAD & RAIL--0.6%
     127     Arkansas Best Corp.                                          5,204
     108     Con-way, Inc.                                                5,094
     260     Norfolk Southern Corp.                                      13,668
     232     Ryder System, Inc.                                          12,215
                TOTAL                                                    36,181
             SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.2%
     315   1 Altera Corp.                                                 5,809
     142   1 Cree, Inc.                                                   3,123
     127     Intel Corp.                                                  2,710
      35     Microchip Technology, Inc.                                   1,153
                TOTAL                                                    12,795
             SOFTWARE--5.8%
     200   1 Intuit, Inc.                                                 7,060
   9,036     Microsoft Corp.                                            259,424
   3,353   1 Oracle Corp.                                                61,930
      76   1 Quality Systems, Inc.                                        3,225
                TOTAL                                                   331,639
             SPECIALTY RETAIL--2.4%
     158   1 AutoNation, Inc.                                             3,168
     121   1 AutoZone, Inc.                                              13,552
     487   1 Bed Bath & Beyond, Inc.                                     19,621
     137   1 Guess ?, Inc.                                                7,802
   2,169     Home Depot, Inc.                                            80,969
     114     Mens Wearhouse, Inc.                                         4,543
     130   1 Select Comfort Corp.                                         2,779
     279     bebe stores, Inc.                                            6,928
                TOTAL                                                   139,362
             TEXTILES APPAREL & LUXURY GOODS-0.9%
   1,375   1 Coach, Inc.                                                 54,505
             THRIFTS & MORTGAGE FINANCE--0.9%
     145     Downey Financial Corp.                                       9,988
      68   1 FirstFed Financial Corp.                                     4,200
     253     MGIC Investment Corp.                                       14,866
     422     PMI Group, Inc.                                             17,998
      64     Webster Financial Corp. Waterbury                            3,092
                TOTAL                                                    50,144
             TOBACCO--0.8%
   1,218     Loews Corp.                                                 47,405
             TRADING COMPANIES & DISTRIBUTORS--0.1%
       8     Fastenal Co.                                                   322
     108     GATX Corp.                                                   4,706
                TOTAL                                                     5,028
                TOTAL COMMON STOCKS (IDENTIFIED COST $5,073,494)      5,688,489
             MUTUAL FUND--2.4%
 138,884     SSGA Prime Money Market Fund (AT NET ASSET VALUE)          138,884
                TOTAL INVESTMENTS-101.5%                              5,827,373
                (IDENTIFIED COST $5,212,378)2
                OTHER ASSETS AND LIABILITIES -NET -(1.5)%              (84,147)
                TOTAL NET ASSETS -100%                              $ 5,743,226

1    Non-income producing security.

2 At October 31, 2006, the cost of investments for federal tax purposes was $5,212,378. The net unrealized appreciation of investments for federal tax purposes was $614,995. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $634,023 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,028.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.









ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MDT FUNDS

BY          /S/ R. SCHORR BERMAN
                R. SCHORR BERMAN, PRINCIPAL EXECUTIVE OFFICER
                             (INSERT NAME AND TITLE)

DATE        DECEMBER 28, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ R.SCHORR BERMAN, PRINCIPAL EXECUTIVE OFFICER
                R. SCHORR BERMAN, PRINCIPAL EXECUTIVE OFFICER

DATE        DECEMBER 28, 2006

BY          /S/ JOHN C. DUANE
                JOHN C. DUANE, PRINCIPAL FINANCIAL OFFICER


DATE        DECEMBER 22, 2006